[COVER]
                             Aetna Generation Funds


                                   BUILD FOR
                               RETIREMENT. MANAGE
                                 FOR LIFE.(SM)

                               Aetna Mutual Funds
                               Semi-Annual Report

                                 April 30, 1997

SA.AETGEN-97                                             [AETNA LOGO]
                                                         Retirement Services(R)

------------------------------------------------------------------------------
Table of Contents
------------------------------------------------------------------------------
President's Letter.....................................   1

Investment Review......................................   2

Portfolios of Investments:

   Aetna Ascent Fund...................................   7

   Aetna Crossroads Fund...............................  17

   Aetna Legacy Fund...................................  27

Statements of Assets and Liabilities...................  37

Statements of Operations...............................  38

Statements of Changes in Net Assets....................  39

Notes to Financial Statements..........................  42

Financial Highlights...................................  50

President's Letter

Dear Fellow Shareholder,

We are pleased to bring you this semi-annual report of the status and performance of your Funds. Your confidence in Aetna and your investment in Aetna Mutual Funds is appreciated by all of us involved in managing your investment and servicing your account.

The mutual fund industry has experienced consistent, unprecedented growth since the early 1980's. This is the result of growth in the markets and the economy, a tradition of integrity and a commitment to servicing shareholders. Market interruptions during this period have been brief and have not disturbed shareholder investment behavior. We believe that when and if there is a change in this growth cycle, shareholders should continue their consistent, long-term investment strategies. As individual investment goals change, it is also important for shareholders to consider their total portfolio balance and diversification.

During the past six months, both domestic and global economies have continued their strong growth. In a preemptive move to hedge against inflation, the Federal Reserve increased interest rates during this period. This increase in interest rates contributed to the stock market decline during March and April. Looking forward, we anticipate another, modest increase in interest rates this year; favorable for the bond markets. We continue to be neutral to cautious about the performance of the stock markets in 1997.

We are pleased with the success of Aeltus Investment Management, Inc., subadvisor to the funds. We strive to bring you quality products and services to help meet your retirement and investment needs.

Thank you for investing in our funds.

Yours sincerely,


/s/ Shaun P. Mathews
    Shaun P. Mathews
    President

                                    Aetna Generation Funds Semi-Annual Report  1

                                                               Aetna Ascent Fund
                                                               Growth of $10,000

     Average Annual Total Returns
  for the Period Ended April 30, 1997*
---------------------------------------------
                     1 Year        Inception+
---------------------------------------------
Select Class         16.95%            20.24%
---------------------------------------------

01/95                                                          04/97
Aetna Ascent Fund (Select Class)
10000  10286  11010  11850  12362  12766  13350  14024  14114  15337
Ascent Composite
10000  10517  11172  11765  12233  12575  12984  13319  13459  14241




                                                           Aetna Crossroads Fund
                                                               Growth of $10,000

     Average Annual Total Returns
  for the Period Ended April 30, 1997*
---------------------------------------------
                     1 Year        Inception+
---------------------------------------------
Select Class         14.15%            17.34%
---------------------------------------------

01/95                                                          04/97
Aetna Crossroads Fund (Select Class)
10000  10289  10930  11670  12105  12428  12875  13444  13566  14491
Crossroads Composite
10000  10520  11145  11627  12076  12294  12613  12920  13081  13686

                                                               Aetna Legacy Fund
                                                               Growth of $10,000

     Average Annual Total Returns
  for the Period Ended April 30, 1997*
---------------------------------------------
                     1 Year        Inception+
---------------------------------------------
Select Class         10.97%            14.45%
---------------------------------------------

01/95                                                          04/97
Aetna Legacy Fund (Select Class)
10000  10303  10870  11489  11889  12102  12471  12863  13019  13678
Legacy Composite
10000  10523  11118  11489  11921  12019  12253  12530  12712  13148

* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results.

+ Date of inception for the Select Class shares was January 4, 1995. The Funds commenced offering Adviser Class shares on January 20, 1997. Since audited financial statements covering a period of at least six months is not available, performance of this class is not included.


                             Aetna Generation Funds

How did the Funds perform during the period?

Returns for the six month period ended April 30, 1997 were quite favorable as each of the three Generation Funds (Ascent, Crossroads and Legacy) Select Class shares, outperformed its relative benchmark index for the period. These benchmark indices are unmanaged and are comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Fund.

        --------------------------------------------------------
                                Fund Return    Composite Return
        --------------------------------------------------------
        Ascent                     8.67%            5.81%
        Crossroads                 6.82%            4.62%
        Legacy                     5.06%            3.43%


                                   Aetna Generations Funds Semi-Annual Report  3

What economic or financial market conditions impacted the Funds?

Serving as a backdrop for the performance of each of the Generation Funds are returns for the various indices for each of the asset classes in which the Generation Funds invest:

-------------------------------------------------------------------------------
                                                                         Index
Asset Class                   Benchmark Index++                         Return
-------------------------------------------------------------------------------
Large Company Stocks          S&P 500                                    14.7%
Small Company Stocks          Russell 2000                                1.6%
International Stocks          MSCI Europe, Australia & Far East           1.7%
Real Estate Stocks            NAREIT                                     13.1%
Domestic Bonds                Salomon Broad                               1.7%
International Bonds           S.B. Non-U.S. WGBI                         (6.0%)
Cash Equivalents              U.S. 90 Day T-Bill                          2.6%


++ The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general. The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index, and represents approximately 10% of the Russell 3000 total market capitalization. The 3000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged. The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of counties in Europe, Australia and the Far East. The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an unmanaged, market-weighted average of the performance for tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index Includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues. The Salomon Brothers Non-U.S. World Government Bond Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain, and Sweden. Three month Treasury Bills are government-backed short-term investments considered to be risk-free, and as good as cash because the maturity is only three months.

During the past six months, the large company stocks that make up the S&P 500 continued to achieve returns that were well above long-term historical averages. These returns can be attributed in part to the overall positive earnings reports for the last two months of 1996 and the first four months of 1997. This positive earnings growth has not been as robust for small company stocks as it has been for large company stocks.

The continued strength of the dollar has had quite an impact on international investments. We actively hedge out non-dollar exposure to the extent we believe it is appropriate. Our foreign currency hedges have helped enhance our international performance a great deal over the past six months.

What investments influenced the Funds' performance over the past six months?

In order to better control risk and pursue enhanced return potential over the long run, the Generation Funds are designed to invest in a variety of asset classes with varying degrees of risk. During these past six months, domestic large company stocks, as represented by the S&P 500, had a particularly strong showing relative to other asset classes. For example, compared to the S&P 500 return of 14.7%, the Russell 2000 Small Company Stock Index returned only 1.6% over the period, and international stocks, as represented by the Morgan Stanley Europe, Australia and Far East (EAFE) Index returned only 1.7%. Keep in mind, all indices referenced are unmanaged. The Funds' performance numbers were in-line with their relative benchmarks, although our heavy cash allocation meant that we were somewhat too conservative in retrospect, as the large company equity market continued to climb despite its stretched valuation level.

What is your near-term outlook for the markets and how will the Funds' investment tactics change going forward?

We use forward earnings yield (Earnings per share/Price) of the S&P 500 as our barometer of equity valuation, and compare it to the yield on the 10 year government bond. The spread between these two expected return measures is what drives our asset allocation decision. The difference between the S&P 500 forward earnings yield and the 10 year bond yield remains unusually low, indicating that stocks are priced higher than usual relative to bonds. Consequently, our cash target for the funds remains relatively high.

There continues to be a wide split in value between large company and small company domestic stocks, and we have taken advantage of this recent underperformance to increase our small and mid-sized company stock exposure, at the expense of large company stocks. We remain cautious regarding real estate stocks (REITs) because of their recent run-up in price. We continue to like selective international markets, but we remain more-or-less hedged (for potential protection against sudden shifts in values) against the Japanese yen, German deutschemark, and Dutch guilder.

                                   Aetna Generations Funds Semi-Annual Report  5

--------------------------------------------------------------------------------
Asset Allocation               Notional
                      % of      Value*    Economic Exposure*   Allocation  Class
Asset Class        Portfolio  of Futures  04/30/97  10/31/96   Benchmark   Range
--------------------------------------------------------------------------------
Ascent:

Large Cap Stocks        21%        (2%)      19%       15%       20%       0-60%
Small Cap Stocks        20%        --        20%       14%       20%       0-40%
Real Estate Stocks      16%        --        16%       16%       20%       0-40%
U.S. Dollar Bonds       11%         3%       14%       10%       10%       0-30%
International Stocks    18%        --        18%       25%       20%       0-40%
International Bonds     --          3%        3%        4%       10%       0-20%
Cash Equivalents        14%        (4%)      10%       16%        0%       0-30%
                        ---        ----    -----     -----     ----
Total                  100%        --       100%      100%      100%

Crossroads:
Large Cap Stocks        14%        (2%)      12%       14%       15%       0-45%
Small Cap Stocks        17%        --        17%       11%       15%       0-30%
Real Estate Stocks      11%        --        11%       13%       15%       0-30%
U.S. Dollar Bonds       21%         5%       26%       19%       25%       0-70%
International Stocks    14%        --        14%       20%       15%       0-30%
International Bonds     --          3%        3%        4%       10%       0-20%
Cash Equivalents        23%        (6%)      17%       19%        5%       0-30%
                        ---        ----    -----     -----     ----
Total                  100%        --       100%      100%      100%

Legacy:
Large Cap Stocks         9%        --         9%        9%       10%       0-30%
Small Cap Stocks        11%        --        11%        8%       10%       0-20%
Real Estate Stocks       8%        --         8%        8%       10%       0-20%
U.S. Dollar Bonds       34%         6%       40%       30%       40%      0-100%
International Stocks    11%         1%       12%       13%       10%       0-20%
International Bonds     --          3%        3%        4%       10%       0-20%
Cash Equivalents        27%       (10%)      17%       28%       10%       0-30%
                        ---        ----    -----     -----     ----
Total                  100%        --       100%      100%      100%

* "Notional value" refers to the economic value at risk, or the exposure to the financial instruments underlying the futures positions. "Economic exposure" reflects the Funds' exposure to both changes in value of the portfolio of investments, as well as the financial instruments underlying the futures positions.

Portfolio of Investments
April 30, 1997 (Unaudited)

-------------------------------------------------------------------------------
Ascent
-------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Common Stocks (74.0%)

United States (56.7%)

Aerospace and Defense (0.2%)
General
  Dynamics Corp.                  400   $   28,500
Newport News
  Shipbuilding, Inc.              900       13,500
                                           -------
                                            42,000
                                           -------

Apparel (0.7%)
Collins & Aikman
  Corp.+                        9,700       92,150
Fruit of the
  Loom, Inc.+                     800       28,800
Nike, Inc., Class B               700       39,375
                                           -------
                                           160,325
                                           -------

Autos and Auto Equipment (1.0%)
Chrysler Corp.                  3,300       99,000
Phycor, Inc.+                   3,300       87,863
Snap-On, Inc.                     900       34,650
                                           -------
                                           221,513
                                           -------

Banks (3.1%)
AmSouth
  Bancorporation                  400       21,100
Andover Bancorp, Inc.           3,100       84,475
BankAmerica Corp.                 600       70,125
BanPonce Corp.                    400       13,650
CITICORP                          600       67,575
Compass
  Bancshares, Inc.                300        9,075
First Chicago Corp.               800       45,000
New York
  Bancorp, Inc.                 2,900       84,463
North Fork
  Bancorp, Inc.                 2,400       95,100
Republic New
  York Corp.                      500       45,813
Silicon Valley
  Bancshares+                     700       24,500
Southern
  National Corp.                  200        7,850
State Street Corp.                300       23,625

                              Number of     Market
                                Shares       Value
                              ----------   -------
Banks (continued)
UnionBancal Corp.                 200   $   11,450
USBANCORP, Inc.                 1,900       85,975
Washington
  Mutual, Inc.                    200        9,875
                                           -------
                                           699,651
                                           -------

Building Materials and Construction (1.5%)
Armstrong World
  Industries, Inc.              2,100      138,075
Coachmen
  Industries, Inc.              4,500       77,063
Southdown, Inc.                   400       14,450
Tredegar
  Industries, Inc.              2,000       92,250
USG Corp.+                        300       10,275
                                           -------
                                           332,113
                                           -------

Chemicals (0.3%)
Cytec Industries+                 300       11,288
Fuller (H.B.) Co.                 900       48,263
Lyondell
  Petrochemical Co.               100        2,025
Sybron Chemicals,
  Inc.+                           300        4,913
                                           -------
                                            66,489
                                           -------

Commercial Services (0.1%)
URS Corp.+                        700        7,000
US Filter Corp.+                  200        6,075
                                           -------
                                            13,075
                                           -------

Computer Software (1.3%)
Adobe Systems, Inc.               400       15,650
BMC Software, Inc.                500       21,625
Clarify, Inc.+                    900        7,706
Compuware Corp.+                  600       22,650
Hyperion
  Software Corp.+               4,300       69,875
Microsoft Corp.+                1,000      121,500
National Data Corp.               600       22,500
                                           -------
                                           281,506
                                           -------

See Notes to Portfolio of Investments.
                                   Aetna Generations Funds Semi-Annual Report  7

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Ascent (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)
Computers and Office Equipment (2.6%)
Compaq
  Computer Corp.+               1,400   $  119,525
Dell
  Computer Corp.+               1,200      100,425
Encad, Inc.+                    1,600       58,800
HBO & Co.                         600       32,100
Herman Miller, Inc.               600       19,425
Magnetek, Inc.+                   200        3,350
Quantum Corp.+                    400       16,675
Radisys Corp.+                  2,900       85,188
Scopus
  Technology, Inc.+             3,250       86,938
Stratus
  Computer, Inc.+                 400       15,550
Western Digital
  Corp.+                          900       55,463
                                           -------
                                           593,439
                                           -------

Consumer Products (0.2%)
American Greetings
  Corp., Class A                  900       28,800
Blyth
  Industries, Inc.+               500       19,750
                                           -------
                                            48,550
                                           -------

Diversified (0.4%)
ITT Industries, Inc.              200        5,050
Ruddick Corp.                   1,000       15,000
Textron, Inc.                     600       66,825
                                           -------
                                            86,875
                                           -------

Education (0.2%)

ITT Educational
  Services, Inc.+               2,150       48,913
                                           -------

Electrical and Electronics (1.9%)
Dynatech Corp.+                 2,500       86,875
Intel Corp.                     1,500      229,687
Seagate
  Technology, Inc.+             2,000       91,750
Siliconix, Inc.+                  400       10,000
Symbol
  Technologies, Inc.              100        3,238
                                           -------
                                           421,550
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Electrical Equipment (0.3%)
Cellstar Corp.+                   700   $   16,800
Micron
  Electronics, Inc.+              200        4,075
SCI Systems, Inc.+                200       12,350
Tektronix, Inc.                   700       37,888
                                           -------
                                            71,113
                                           -------

Financial Services (3.4%)
Ahmanson
  (H. F.) & Co.                 5,200      198,249
Bankers Trust
  New York Corp.                  300       24,413
Bear Stearns Co., Inc.            712       21,716
BHC Financial, Inc.             3,200      105,200
Donaldson, Lufkin
  & Jenrette, Inc.                300       12,938
FIRSTPLUS
  Financial Group,
  Inc.+                         2,700       59,738
Lehman Brothers
  Holdings, Inc.                3,400      115,175
Paine Webber
  Group, Inc.                     600       20,400
Peoples Heritage
  Financial Group               3,100       97,263
Southern Pacific
  Funding Corp.+                6,100       64,813
SunAmerica, Inc.                  800       36,800
Trans Financial, Inc.             600       13,950
                                           -------
                                           770,655
                                           -------

Foods and Beverages (1.2%)
Interstate
  Bakeries Corp.                  200       10,375
Kroger Co. (The)+               5,600      153,999
Riser Foods, Inc.,
  Class A                       2,900      100,413
                                           -------
                                           264,787
                                           -------

8  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)
Health Services (2.6%)
Beverly
  Enterprises+                  1,900   $   27,550
Columbia/HCA
  Healthcare Corp.              1,300       45,500
Curative Health
  Services, Inc.+               1,200       28,350
FPA Medical
  Management, Inc.+             5,600       91,000
Invacare Corp.                  1,300       25,838
Lincare
  Holdings, Inc.+                 700       27,475
Medical Resources,
  Inc.+                         8,000      102,000
Oxford Health
  Plans, Inc.+                  1,300       85,638
RoTech
  Medical Corp.+                5,200       81,900
Universal Health
  Services, Inc.+                 700       26,513
Vencor, Inc.+                     600       24,975
Wellpoint Health
  Networks, Inc.+                 300       12,675
                                           -------
                                           579,414
                                           -------

Home Furnishings and Appliances (0.6%)
O'Sullivan Industries
  Holdings, Inc.+               7,300       98,550
Rowe Furniture
  Corp                          5,600       40,600
                                           -------
                                           139,150
                                           -------

Hotels and Restaurants (0.7%)
Foodmaker, Inc.+                8,100       88,088
HFS, Inc.+                        600       35,550
Promus Hotel Corp.+               300       10,575
Red Roof Inns, Inc.+              800       12,300
                                           -------
                                           146,513
                                           -------

Insurance (0.5%)
Equitable Co., Inc.             1,400       40,950
Kansas City Life
  Insurance Co.                   400       27,650


                              Number of     Market
                                Shares       Value
                              ----------   -------
Insurance (continued)
Reliance Group
  Holdings, Inc.                1,700   $   18,913
Torchmark Corp.                   500       31,063
                                           -------
                                           118,576
                                           -------

Machinery and Equipment (1.4%)
Caterpillar, Inc.                 200       17,800
Harnischfeger
  Industries, Inc.              1,400       58,275
Parker-Hannifin Corp.             800       39,800
Terex Corp.+                    6,600       98,175
The Manitowoc
  Co., Inc.                     2,400       97,200
                                           -------
                                           311,250
                                           -------

Media and Entertainment (2.6%)
Callaway Golf Co.                 500       14,938
Carmike Cinemas,
  Class A+                      3,000       93,000
Cox Radio Inc.,
  Class A+                      4,400       89,100
King World
  Production, Inc.                900       32,850
Midway Games, Inc.+               700       12,600
Penske
  Motorsports, Inc.+            2,700       79,313
Regal Cinemas,
  Inc.+                         3,400       92,650
Scripps (E.W.) Co.                300       11,400
Walt Disney Co.                 2,000      163,999
                                           -------
                                           589,850
                                           -------

Medical Supplies (0.8%)
Hillenbrand
  Industries, Inc.              1,200       51,600
US Surgical Corp.               1,000       34,250
Vivus, Inc.+                    2,300       84,956
                                           -------
                                           170,806
                                           -------

Metals and Mining (1.5%)
Alumax, Inc.+                     100        3,650
Phelps Dodge Corp.                700       53,725


                                    Aetna Generation Funds Semi-Annual Report  9

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Ascent (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Metals and Mining (continued)
RMI Titanium Co.+               4,600   $   98,325
Timken Co.                      3,100      180,187
                                           -------
                                           335,887
                                           -------

Oil and Gas (2.8%)
Apache Corp.                      600       20,400
Aquila Gas
  Pipeline Corp.                6,800       96,050
Clayton Williams
  Energy, Inc.+                 6,800       83,300
Columbia Gas
  System, Inc.                  2,000      123,750
Global Marine,
  Inc.+                           300        6,038
Helmerich &
  Payne, Inc.                     700       33,425
Kerr-Mcgee Corp.                  700       42,263
Occidental
  Petroleum Corp.               1,600       35,400
Oryx Energy Co.+                1,800       36,000
Phillips
  Petroleum Co.                 1,000       39,375
Tidewater, Inc.                   700       28,088
Transocean
  Offshore, Inc.                  400       24,250
Union Texas
  Petroleum
  Holdings, Inc.                  100        1,888
USX-Marathon Group              1,700       46,963
                                           -------
                                           617,190
                                           -------

Paper and Containers (0.1%)
Fort Howard Corp.+                400       13,775
                                           -------

Pharmaceuticals (1.3%)
Agouron
  Pharmaceuticals,
  Inc.+                           100        6,400
Dura
  Pharmaceuticals,
  Inc.+                         2,600       75,400
Medicis
  Pharmaceutical
  Corp.+                        3,400       83,300


                              Number of     Market
                                Shares       Value
                              ----------   -------
Pharmaceuticals (continued)
Schering Plough                 1,600   $  128,000
                                           -------
                                           293,100
                                           -------

Printing and Publishing (1.0%)
Big Flower Press
  Holdings, Inc.+               1,300       24,700
Bowne & Co., Inc.               3,200       84,800
Central
  Newspapers,
  Inc., Class A                   400       21,550
Gannett Co., Inc.                 500       43,625
Lexmark
  International
  Group, Inc.+                    700       16,275
New York Times Co.                900       38,925
                                           -------
                                           229,875
                                           -------

Real Estate Investment Trusts (16.0%)
Ambassador
  Apartments, Inc.              1,200       29,250
Arden Realty
  Group, Inc.                   2,200       54,725
Bay Apartment
  Communities, Inc.             1,100       36,850
Beacon
  Properties Corp.              1,800       55,575
Brandywine Realty
  Trust                         2,200       41,525
CALI Realty Corp.               5,500      162,249
Camden Property
  Trust                           200        5,450
Capstone Capital
  Trust, Inc.                  10,300      231,749
CBL & Associates
  Properties, Inc.              6,800      160,649
Colonial
  Properties Trust              7,800      221,324
Cornerstone
  Properties, Inc.              1,200       17,550
Crescent Real
  Estate Equities, Inc.         4,600      120,750
Criimi Mae, Inc.                1,700       26,563
Developers
  Diversified
  Realty Corp.                  2,000       73,750

10   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Real Estate Investment Trusts
  (continued)
Equity Residential
  Properties Trust              3,200   $  140,000
Essex Property
  Trust, Inc.                   9,300      272,024
Evans Withycombe
  Residential, Inc.             1,000       19,750
Fairfield
  Communities, Inc.+            3,600       93,600
Glenborough Realty
  Trust, Inc.                   1,600       31,600
Innkeepers USA
  Trust                        10,000      140,000
JDN Realty Corp.                5,600      156,799
Kimco Realty Corp.              6,250      194,530
Liberty Property
  Trust                           900       21,713
Mills Corp.                       600       15,075
Oasis
  Residential, Inc.             6,900      153,524
Prime Retail, Inc.              9,900      120,038
Public Storage, Inc.            9,400      252,624
Regency
  Realty Corp.                  4,000      104,000
Smith (Charles E.)
  Residential
  Realty Co.                    2,100       56,963
Sovran Self
  Storage, Inc.                 8,100      228,824
Spieker
  Properties, Inc.              3,400      118,575
United Dominion
  Realty Trust, Inc.            2,004       27,555
Walden Residential
  Properties, Inc.              9,600      211,199
                                           -------
                                         3,596,352
                                           -------

Retail (4.5%)
Ames Department
  Stores, Inc.+                11,600       81,200
Costco
  Companies, Inc.+              5,100      147,263
Damark
  International, Inc.+          8,800       81,400
Funco, Inc.+                    5,800      100,775


                              Number of     Market
                                Shares       Value
                              ----------   -------

Retail (continued)
Pacific Sunwear of
  California+                   2,950   $   92,188
Ross Stores, Inc.               4,500      126,563
Smith's Food &
  Drug Centers,
  Inc.+                         2,600       87,100
TJX Companies, Inc.             1,300       61,425
Tuesday Morning
  Corp.+                        2,500       70,625
Urban Shopping
  Centers, Inc.                 2,700       76,275
Williams-Sonoma, Inc.+          2,900       89,900
                                           -------
                                         1,014,714
                                           -------

Transportation (1.0%)
AMR Corp.+                        300       27,938
CNF
  Transportation, Inc.          1,200       35,700
Comair
  Holdings, Inc.                  300        6,338
Continental
  Airlines, Inc.,
  Class B+                        400       12,700
Delta Air Lines, Inc.             400       36,850
Trico Marine
  Services, Inc.+               2,200       78,100
UAL Corp.+                        400       29,750
                                           -------
                                           227,376
                                           -------

Utilities - Electric (0.3%)
Entergy Corp.                   1,500       35,063
Nevada Power Co.                  500       10,000
Ohio Edison Co.                   700       14,000
PP&L
  Resources, Inc.                 200        3,925
                                           -------
                                            62,988
                                           -------

Utilities - Oil and Gas (0.4%)
Energen Corp.                   3,100       98,038
                                           -------

Utilities - Telephone (0 2%)
U. S. West
  Communications
  Group                         1,300       45,663
                                           -------
Total United States                     12,713,071
                                       -----------

                                   Aetna Generation Funds Semi-Annual Report  11

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Ascent (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Foreign Common Stocks (17.3%)

Australia (0.4%)
Goodman
  Fielder Ltd.
  (Foods and
  Beverages)                   30,000   $   39,394
Reinsurance
  Australia Corp.
  Ltd. (Insurance)             17,000       52,620
                                           -------
Total Australia                             92,014
                                           -------

Austria (0.3%)

VA Technologie AG
  (Commercial
  Services) +                     400       62,132
                                           -------

Belgium (0.3%)
CMB, NPV (Building
  Materials and
  Construction) +                 400       28,667
G.I.B. Holdings
  Ltd. (Retail) +               1,100       47,732
                                           -------
Total Belgium                               76,399
                                           -------

Brazil (0.4%)
Telecomunicacoes
  Brasileiras SA
  (Utilities -
  Telephone) +                    800       91,800
                                           -------

Canada (0.7%)
Anderson
  Exploration Ltd.
  (Oil and Gas) +               4,000       46,218
Canadian National
  Railway
  (Transportation)              2,000       77,000
Petro-Canada
  (Oil and Gas)                 1,600       26,100
                                           -------
Total Canada                               149,318
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Denmark (0.5%)
ISS International
  Service System
  AS (Diversified)+             2,500   $   73,962

Novo-Nordisk AS
  (Pharmaceuticals)               400       39,568
                                           -------
Total Denmark                              113,530
                                           -------

Finland (0.4%)
Huhtamaki Group
  (Diversified) +               1,100       47,669
The Rauma Group
  (Paper and
  Containers)                      41          843
UPM-Kymmene Corp.
  (Paper and
  Containers)                   1,500       34,303
                                           -------
Total Finland                               82,815
                                           -------

France (1.3%)
Alcatel Alsthom
  (Utilities -
  Telephone) +                    400       44,480
Credit Local de
  France
  (Financial
  Services) +                     600       55,514
Elf Aquitaine SA
  (Oil and Gas) +                 300       29,093
Schneider SA
  (Machinery and
  Equipment) +                    800       45,097
Scor SA
  (Insurance) +                 1,300       50,785
Union des
  Assurances
  Federales
  (Insurance) +                   500       59,540
                                           -------
Total France                               284,509
                                           -------

Germany (1.1%)
Adidas AG (Retail)+               400       41,463

12 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Germany (continued)
Deutsche
  Pfandbrief &
  Hypothekenbank
  AG (Banks)+                     500   $   27,084
Henkel KGAA
  (Consumer
  Products)                       500       27,084
Mannesmann AG
  (Machinery and
  Equipment) +                    100       39,338
Metro AG (Retail) +               300       29,244
Schering AG
  (Pharmaceuticals) +             600       57,517
Volkswagen AG
  (Autos and Auto
  Equipment) +                     50       31,704
                                           -------
Total Germany                              253,434
                                           -------

Hong Kong (0.3%)
China Overseas
  Land &
  Investment (Real
  Estate
  Investment
  Trusts) +                    60,000       33,886
HSBC Holdings Plc
  (Banks)                       1,682       42,557
                                           -------
Total Hong Kong                             76,443
                                           -------

Ireland (0.3%)
Irish Life Plc
  (Insurance)                   7,000       31,752
Waterford
  Wedgewood Plc
  (Home
  Furnishings and
  Appliances)                  24,095       28,952
                                           -------
Total Ireland                               60,704
                                           -------

Italy (0.7%)
Credito Italiano
  (Banks) +                    30,000       42,059
Pirelli & Co.
  (Autos and Auto
  Equipment) +                 34,000       48,263


                              Number of     Market
                                Shares       Value
                              ----------   -------
Italy (continued)
Stet Societa'
  Finanziaria
  Telefonica
  S.p.A
  (Telecommunications) +       15,000   $   70,931
                                           -------
Total Italy                                161,253
                                           -------

Japan (2.9%)
Daiichi
  Pharmaceutical
  (Pharmaceuticals)             5,000       80,372
DDI Corp.
  (Utilities - Telephone)           8       53,140
Fuji Photo Film
  (Chemicals) +                 2,000       76,432
Hitachi Koki
  (Electrical
  Equipment)                    5,000       31,715
Ito-Yokado Co.
  Ltd. (Retail) +               1,000       47,987
Matsushita
  Electric
  Industrial Co.
  Ltd. (Electrical
  and Electronics)              4,000       63,982
Mitsubishi Heavy
  Industries Ltd.
  (Aerospace and
  Defense)                      8,000       52,825
Mizuno Corp.
  (Consumer
  Products)                     5,000       27,224
NTT Data
  Communications
  Systems Co.
  (Computer
  Software)                        20       58,467
Sony Corp.
  (Electrical and
  Electronics)                    600       43,684
Takara Standard
  (Building
  Materials and
  Construction)                 7,000       52,951
West Japan Railway
  (Transportation)                 20       66,189
                                           -------
Total Japan                                654,968
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  13

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Ascent (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Malaysia (0.4%)
Leader Universal
  Holdings Bhd
  (Diversified) +              20,000   $   39,841
MBF Capital Bhd
  (Financial
  Services) +                  30,000       44,462
                                           -------
Total Malaysia                              84,303
                                           -------

Mexico (0.6%)
ALFA, SA de C.V.
  (Diversified) +               8,643       46,679
Panamerican
  Beverages, Inc.
  (Foods and
  Beverages)                    2,400       69,600
Tubos de Acero de
  Mexico SA
  (Metals and
  Mining) +                     1,800       29,475
                                           -------
Total Mexico                               145,754
                                           -------

Netherlands (1.0%)
DSM NV (Chemicals) +              400       39,834
Fortis Amev NV
  (Financial
  Services) +                   1,205       45,463
Getronics NV
  (Computers and
  Office
  Equipment)                    1,508       45,671
ING Groep NV
  (Banks) +                     1,174       46,082
Philips
  Electronics NV
  (Electrical and
  Electronics)                  1,100       57,425
                                           -------
Total Netherlands                          234,475
                                           -------

Norway (0.7%)
Kvaerner ASA
  (Transportation) +            1,000       49,714

Merkantildata ASA
  (Computer
  Software) +                   2,000       36,513


                              Number of     Market
                                Shares       Value
                              ----------   -------
Norway (continued)
SAS Norge ASA B
  (Transportation) +            3,000   $   30,334

Schibsted ASA
  (Printing and
  Publishing) +,++              3,000       51,820
                                           -------
Total Norway                               168,381
                                           -------

Singapore (0.5%)
Clipsal Industries
  Ltd. (Electrical
  Equipment) +                 13,000       50,960
Development Bank
  of Singapore
  Ltd. (Banks) +                2,000       23,785
NatSteel Ltd.
  (Metals and
  Mining) +                    10,000       27,103
                                           -------
Total Singapore                            101,848
                                           -------

South Korea (0.2%)
Korea Electric
  Power Corp.
  (Utilities -
  Electric)                     2,000       34,000
                                           -------

Spain (0.5%)
Cubiertas y Mzov
  SA (Building
  Materials and
  Construction)                   700       70,875
Hidroelectrica del
  Cantabrico, SA
  (Utilities -
  Electric)                     1,000       34,914
                                           -------
Total Spain                                105,789
                                           -------
Sweden (0.8%)
Enator AB
  (Commercial
  Services)                     1,800       36,250
Frontec AB
  (Computer
  Software) +                   3,700       28,296
Skandinaviska
  Enskilda Banken
  (Banks)                       6,000       61,182

14  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Sweden (continued)
Volvo AB (Autos
  and Auto
  Equipment)                    2,000  $    50,347
                                           -------
Total Sweden                               176,075
                                           -------
Switzerland (0.6%)
Georg Fischer AG
  (Machinery and
  Equipment)                       30       36,242
Novartis AG
  Registered Shs
  (Health
  Services                         40       52,720
Roche Holding AG
  (Pharmaceuticals) +               5       42,248
                                           -------
Total Switzerland                          131,210
                                           -------
Taiwan (0.3%)

China Steel Corp.,
  ADR (Metals and
  Mining)++                     3,000       67,425
                                           -------
United Kingdom (1.9%)
BAA Plc
  (Transportation)              4,000       33,198
Bank of Scotland
  (Banks) +                     6,647       39,906
Barclays Plc
  (Financial
  Services)                     3,000       55,882
Glaxo Wellcome Plc
  (Pharmaceuticals)             3,000       59,071
Granada Group Plc
  (Diversified)                 3,015       43,540
Ladbroke Group Plc
  (Media and
  Entertainment)                7,817       29,363
National Power Plc
  (Utilities -
  Electric)                     2,600       91,000
Pearson Plc
  (Printing and
  Publishing)                   3,000       34,488
Shell Transport &
  Trading Co.
  (Oil and Gas)                 2,500       44,216
                                           -------
Total United Kingdom                       430,664
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Venezuela (0.2%)
Compania Anonima
  Nacional
  Telefonos de
  Venezuela
  (Utilities -
  Telephone) +                  1,200  $    36,000
                                        ----------
Total Foreign Common Stocks              3,875,243
                                        ----------
Total Common
  Stocks (cost $15,059,664)             16,588,314
                                        ----------

                              Principal     Market
                                Amount       Value
                              ----------   -------
Long-Term Bonds and Notes (11.3%)

U.S. Government Obligations (8.8%)
U.S. Treasury
  Note, 7.50%,
  11/15/01                   $250,000      258,984
U.S. Treasury
  Note, 7.50%,
  10/31/99                    700,000      717,718
U.S. Treasury
  Note, 6.50%,
  10/15/06                  1,000,000      983,902
                                        ----------
Total U.S. Government Obligations
  (cost $1,976,652)                      1,960,604
                                        ----------

Corporate Bonds (2.5%)
Echostar Communications,
  2.815%++++, 06/01/04        250,000      204,999
United Mexican
  States Government,
  7.563%, 08/06/01++          175,000      177,274
Time Warner,
  Inc., 9.125%,
  01/15/13                    175,000      188,592
                                        ----------
Total Corporate Bonds
  (cost $577,023)                          570,865
                                        ----------
Total Long-Term Bonds and Notes
  (cost $2,553,675)                      2,531,469
                                        ----------

                                   Aetna Generation Funds Semi-Annual Report  15

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Ascent (continued)
--------------------------------------------------------------------------------

                              Principal     Market
                                Amount       Value
                              ----------   -------
Short-Term Investments (13.6%)
Alamo Funding LP,
  Comm. Paper,
  5.65%, 05/01/97++          $856,000  $   856,000
Dakota
  Certificates -
  Standard Credit
  Card Master Trust, Disc
  Note, 5.56%,
  05/05/97++                  400,000      399,753
Frontier Corp.,
  Comm. Paper,
  5.55%, 05/07/97             500,000      499,538
U.S. Treasury
  Bill, Time
  Deposit, 5.08%,
  08/21/97+++                 443,000      435,668
Xerox Corp., Comm
  Paper, 5.60%,
  05/01/97                    855,000      855,000
                                       -----------

Total Short-Term Investments
  (cost $3,046,290)                      3,045,959
                                       -----------
 TOTAL INVESTMENTS
   (cost $20,659,629)(a)                22,165,742

Other assets less liabilities              248,898
                                       -----------
                                       -----------
Total Net Assets                       $22,414,640
                                       -----------


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amount to $20,683,801. Unrealized gains and losses, based on identified tax cost at April 30, 1997, are as follows:

 Unrealized gains ............ $1,536,679
 Unrealized losses ...........    (54,738)
                               -----------
 Net unrealized gain ......... $1,481,941
                               ===========

+ Non-income producing security.
+++ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1997.
++ Restricted security.
++++ Effective interest rate.

Category percentages are based on net assets.


Information concerning open futures contracts at April 30, 1997 is shown below:

                                        No. of    Initial    Expiration  Unrealized
                                       Contracts   Value       Date      Gain/(Loss)
                                       --------- ----------  ----------  ----------

Long Contracts
German Government Bond Future              2     $ 298,164    June 97    $    (188)
Long Gilt Future                           2       183,201    June 97       (3,251)
10 Year Swiss Government Bonds Future      3       241,983    June 97        2,565
10 Year US Treasury Note Future            7       763,438    June 97      (14,656)

Short Contracts
S & P 500 Index Future                     1      (400,000)   June 97       (1,400)
                                                 ==========              ==========
                                                $1,086,786               $ (16,930)
                                                 ==========              ==========

16  See Notes to Financial Statements.

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Common Stocks (54.2%)

United States (40.6%)

Aerospace and Defense (0.1%)
General
  Dynamics Corp.                  300   $   21,375
Newport News
  Shipbuilding, Inc.              500        7,500
                                           -------
                                            28,875
                                           -------

Apparel (0.2%)
Fruit of the
  Loom, Inc.+                     500       18,000
Nike, Inc., Class B               400       22,500
                                           -------
                                            40,500
                                           -------

Autos and Auto Equipment (0.8%)
Chrysler Corp.                  1,500       45,000
Excel Industries, Inc.          2,600       46,150
Phycor, Inc.+                   2,200       58,575
Snap-On, Inc.                     600       23,100
                                           -------
                                           172,825
                                           -------

Banks (2.0%)
AmSouth
  Bancorporation                  200       10,550
Andover Bancorp, Inc.           1,900       51,775
BanPonce Corp.                    200        6,825
Compass
  Bancshares, Inc.                200        6,050
First Chicago Corp.               500       28,125
New York
  Bancorp, Inc.                 1,700       49,513
North Fork
  Bancorp, Inc.                 1,700       67,363
Republic New
  York Corp.                      300       27,488
Silicon Valley
  Bancshares+                   1,900       66,500
Southern
  National Corp.                  100        3,925
Star Banc Corp.                   200        8,500
State Street Corp.                200       15,750
UnionBancal Corp.                 100        5,725
USBANCORP, Inc.                 1,500       67,875


                              Number of     Market
                                Shares       Value
                              ----------   -------
Banks (continued)
Washington Mutual, Inc.           100   $    4,938
                                           -------
                                           420,902
                                           -------

Building Materials and Construction (0.9%)
Armstrong World
  Industries, Inc.                300       19,725
Coachmen
  Industries, Inc.              2,800       47,950
Lone Star
  Industries, Inc.              1,200       47,400
Southdown, Inc.                   200        7,225
Tredegar
  Industries, Inc.              1,200       55,350
USG Corp.+                        200        6,850
                                           -------
                                           184,500
                                           -------

Chemicals (0.5%)
Cytec Industries+                 200        7,525
Fuller (H.B.) Co.                 700       37,538
Rexene Corp.                    3,900       57,525
Sybron Chemicals,
  Inc.+                           300        4,913
                                           -------
                                           107,501
                                           -------

Commercial Services (0.3%)
CDI Corp.+                      1,800       68,175
                                           -------

Computer Software (1.2%)
Adobe Systems, Inc.               200        7,825
BMC Software, Inc.                300       12,975
Compuware Corp.+                  200        7,550
Hyperion
  Software Corp.+               2,300       37,375
Keane, Inc.+                    1,600       74,199
McAfee
  Associates, Inc.+               200       11,150
Microsoft Corp.+                  600       72,899
National Data Corp.               700       26,250
                                           -------
                                           250,223
                                           -------

See Notes to Portfolio of Investments.
                                   Aetna Generation Funds Semi-Annual Report  17

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Computers and Office Equipment (1.6%)
Compaq
  Computer Corp.+                 900  $    76,837
Encad, Inc.+                    1,900       69,825
HBO & Co.                         300       16,050
Herman Miller, Inc.               400       12,950
Magnetek, Inc.+                   100        1,675
Moore Corp. Ltd.                2,700       54,338
Quantum Corp.+                    200        8,338
Radisys Corp.+                  1,800       52,875
Scopus
  Technology, Inc.+               500       13,375
Stratus
  Computer, Inc.+                 200        7,775
Western Digital
  Corp.+                          400       24,650
                                           -------
                                           338,688
                                           -------

Consumer Products (0.4%)
Blyth
  Industries, Inc.+               300       11,850
Guilford Mills,
  Inc.                          2,300       64,975
Procter & Gamble Co.              100       12,575
                                           -------
                                            89,400
                                           -------

Diversified (0.3%)
Aeroquip-Vickers Inc.             600       24,225
Ruddick Corp.                     500        7,500
Textron, Inc.                     400       44,550
                                           -------
                                            76,275
                                           -------

Electrical and Electronics (1.2%)
Dynatech Corp.+                 1,300       45,175
Intel Corp.                     1,000      153,124
Seagate
  Technology, Inc.+             1,400       64,225
Symbol
  Technologies, Inc.              150        4,856
                                           -------
                                           267,380
                                           -------

Electrical Equipment (0.5%)
Cellstar Corp.+                 2,900       69,600
Micron
  Electronics, Inc.+              400        8,150


                              Number of     Market
                                Shares       Value
                              ----------   -------
Electrical Equipment (continued)
SCI Systems, Inc.+                100   $    6,175
Tektronix, Inc.                   400       21,650
                                           -------
                                           105,575
                                           -------

Financial Services (2.7%)
Ahmanson
  (H. F.) & Co.                 2,900      110,562
Bankers Trust
  New York Corp.                  300       24,413
Bear Stearns Co., Inc.            381       11,621
BHC Financial, Inc.             1,300       42,738
Donaldson, Lufkin
  & Jenrette, Inc.                200        8,625
Edwards (A.G.), Inc.              300       10,500
FIRSTPLUS
  Financial Group,
  Inc.+                         2,800       61,950
Lehman Brothers
  Holdings, Inc.                1,800       60,975
Morgan Stanley
  Group, Inc.                     400       25,250
Paine Webber
  Group, Inc.                     300       10,200
Peoples Heritage
  Financial Group               2,100       65,888
PHH Corp.                         200        9,700
Southern Pacific
  Funding Corp.+                5,300       56,313
SunAmerica, Inc.                  100        4,600
Trans Financial, Inc.           3,700       86,024
                                           -------
                                           589,359
                                           -------

Foods and Beverages (0.8%)
Coca-Cola Co.                     400       25,450
Interstate
  Bakeries Corp.                  100        5,188
Kroger Co. (The)+               3,400       93,499
Riser Foods, Inc.,
  Class A                       1,700       58,863
                                           -------
                                           183,000
                                           -------

18  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Health Services (1.5%)
Beverly
  Enterprises+                  1,100   $   15,950
Columbia/HCA
  Healthcare Corp.                800       28,000
Curative Health
  Services, Inc.+               1,200       28,350
FPA Medical
  Management, Inc.+             3,900       63,375
Invacare Corp.                  1,100       21,863
Lincare
  Holdings, Inc.+                 300       11,775
Medical Resources,
  Inc.+                         5,400       68,850
Oxford Health
  Plans, Inc.+                    100        6,588
RoTech
  Medical Corp.+                2,800       44,100
Universal Health
  Services, Inc.+                 600       22,725
Vencor, Inc.+                     300       12,488
Wellpoint Health
  Networks, Inc.+                 100        4,225
                                           -------
                                           328,289
                                           -------

Home Furnishings and Appliances (0.7%)
Congoleum Corp.+                1,300       15,275
Ethan Allen
  Interiors, Inc.               1,500       66,375
O'Sullivan
  Industries
  Holdings, Inc.+               3,900       52,650
Rowe Furniture Corp.            2,900       21,025
                                           -------
                                           155,325
                                           -------

Hotels and Restaurants (0.3%)
Foodmaker, Inc.+                4,300       46,763
Promus Hotel Corp.+               200        7,050
                                           -------
                                            53,813
                                           -------

Insurance (0.7%)
Cigna Corp.                       400       60,150
Equitable Co., Inc.               800       23,400
Kansas City Life
  Insurance Co.                   500       34,563


                              Number of     Market
                                Shares       Value
                              ----------   -------
Insurance (continued)
Reliance Group
  Holdings, Inc.                1,000  $    11,125
Torchmark Corp.                   300       18,638
                                           -------
                                           147,876
                                           -------

Machinery and Equipment (1.0%)
Ade Corp.+                        600       11,250
Caterpillar, Inc.                 100        8,900
Danaher Corp.                     300       13,538
Harnischfeger
  Industries, Inc.                900       37,463
Parker-Hannifin Corp.             500       24,875
Terex Corp.+                    4,600       68,425
The Manitowoc
  Co., Inc.                     1,300       52,650
                                           -------
                                           217,101
                                           -------

Media and Entertainment (1.8%)
Callaway Golf Co.                 300        8,963
Carmike Cinemas,
  Class A+                      2,000       62,000
Cox Radio Inc.,
  Class A+                      3,000       60,750
King World
  Production, Inc.                700       25,550
Midway Games, Inc.+               500        9,000
Penske
  Motorsports, Inc.+            2,200       64,625
Regal Cinemas,
  Inc.+                         1,900       51,775
Scripps (E.W.) Co.                200        7,600
Walt Disney Co.                 1,300      106,599
                                           -------
                                           396,862
                                           -------

Medical Supplies (0.8%)
American Home
  Products Corp.                  600       39,750
Hillenbrand
  Industries, Inc.              1,100       47,300
US Surgical Corp.                 600       20,550
Vivus, Inc.+                    1,600       59,100
                                           -------
                                           166,700
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  19

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Metals and Mining (0.9%)
Phelps Dodge Corp.                300   $   23,025
RMI Titanium Co.+               2,500       53,438
Timken Co.                      1,900      110,437
                                           -------
                                           186,900
                                           -------

Oil and Gas (2.0%)
Apache Corp.                      400       13,600
Aquila Gas
  Pipeline Corp.                4,100       57,913
Clayton Williams
  Energy, Inc.+                 3,700       45,325
Columbia Gas
  System, Inc.                  1,500       92,812
Global Marine, Inc.+              200        4,025
Helmerich &
  Payne, Inc.                     500       23,875
Kerr-Mcgee Corp.                  500       30,188
Occidental
  Petroleum Corp.               1,000       22,125
Oryx Energy Co.+                1,100       22,000
Phillips
  Petroleum Co.                   600       23,625
Tidewater, Inc.                   400       16,050
Transocean
  Offshore, Inc.                  300       18,188
USX-Marathon Group              1,000       27,625
Weatherford
  Enterra, Inc.+                  400       12,700
Western Atlas, Inc.+              400       24,800
                                           -------
                                           434,851
                                           -------

Paper and Containers (0.3%)
Aviall, Inc.+                   4,200       49,875
Fort Howard Corp.+                200        6,888
                                           -------
                                            56,763
                                           -------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Pharmaceuticals (0.9%)
Agouron
  Pharmaceuticals, Inc.+          100   $    6,400
Dura
  Pharmaceuticals, Inc.+        1,800       52,200
Medicis
  Pharmaceutical Corp.+         2,350       57,575
Merck & Co., Inc.                 400       36,200
Schering Plough                   400       32,000
                                           -------
                                           184,375
                                           -------

Printing and Publishing (0.9%)
Big Flower Press
  Holdings, Inc.+               3,100       58,900
Bowne & Co., Inc.               2,100       55,650
Central
  Newspapers,
  Inc., Class A                   200       10,775
Gannett Co., Inc.                 300       26,175
Lexmark
  International
  Group, Inc.+                    400        9,300
New York Times Co.                600       25,950
                                           -------
                                           186,750
                                           -------

Real Estate Investment Trusts (10.9%)
Ambassador
  Apartments, Inc.                600       14,625
Arden Realty
  Group, Inc.                   1,500       37,313
Bay Apartment
  Communities, Inc.               700       23,450
Beacon
  Properties Corp.              1,400       43,225
Brandywine Realty
  Trust                           900       16,988
CALI Realty Corp.                 700       20,650
Camden Property
  Trust                           100        2,725
Capstone Capital
  Trust, Inc.                   6,900      155,249
CBL & Associates
  Properties, Inc.              5,900      139,387

20  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Real Estate Investment Trusts (continued)
Colonial
  Properties Trust              5,900  $   167,412
Cornerstone
  Properties, Inc.                800       11,700
Crescent Real
  Estate Equities, Inc.         2,600       68,250
Criimi Mae, Inc.                1,100       17,188
Developers
  Diversified
  Realty Corp.                  1,700       62,688
Equity Residential
  Properties Trust              1,700       74,374
Essex Property
  Trust, Inc.                   7,300      213,524
Evans Withycombe
  Residential, Inc.               700       13,825
Fairfield
  Communities, Inc.+            2,400       62,400
Glenborough Realty
  Trust, Inc.                   1,000       19,750
Innkeepers USA Trust            6,500       90,999
JDN Realty Corp.                5,700      159,599
Kimco Realty Corp.              4,900      152,512
Liberty Property
  Trust                           600       14,475
Mid-America
  Apartment
  Communities, Inc.               200        5,175
Mills Corp.                       400       10,050
Oasis
  Residential, Inc.             5,900      131,274
Prime Retail, Inc.              5,300       64,263
Public Storage, Inc.            7,000      188,124
Regency
  Realty Corp.                  2,100       54,600
Smith (Charles E.)
  Residential
  Realty Co.                    1,100       29,838
Sovran Self
  Storage, Inc.                 2,300       64,975
Spieker
  Properties, Inc.              2,700       94,162
United Dominion
  Realty Trust, Inc.            1,570       21,588


                              Number of     Market
                                Shares       Value
                              ----------   -------
Real Estate Investment Trusts (continued)
Walden Residential
  Properties, Inc.              4,800  $   105,599
                                           -------
                                         2,351,956
                                           -------

Retail (2.5%)
Ames Department
  Stores, Inc.+                 7,500       52,500
Costco
  Companies, Inc.+              3,000       86,624
Damark
  International, Inc.+          5,700       52,725
Dayton Hudson Corp.               400       18,000
Funco, Inc.+                    3,200       55,600
Pacific Sunwear of
  California+                   1,750       54,688
Ross Stores, Inc.               2,300       64,688
Smith's Food &
  Drug Centers, Inc.+           1,800       60,300
TJX Companies, Inc.               900       42,525
Wet Seal, Inc.+                 1,700       42,075
                                           -------
                                           529,725
                                           -------

Telecommunications (0.3%)
CommNet
  Cellular, Inc.+               2,300       59,225
MasTec, Inc.+                     200        5,800
                                           -------
                                            65,025
                                           -------

Transportation (0.7%)
AMR Corp.+                        100        9,313
CNF
  Transportation, Inc.            700       20,825
Comair
  Holdings, Inc.                  200        4,225
Continental
  Airlines, Inc.,
  Class B +                       300        9,525
Delta Air Lines, Inc.             300       27,638
Trico Marine
  Services, Inc.+               1,200       42,600
UAL Corp.+                        400       29,750
                                           -------
                                           143,876
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  21

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Utilities - Electric (0.5%)
Entergy Corp.                   1,000   $   23,375
GPU, Inc.                         300        9,675
Long Island
  Lighting Corp.                  300        6,863
Montana Power Co.                 200        4,425
Nevada Power Co.                  300        6,000
Ohio Edison Co.                   400        8,000
PP&L
  Resources, Inc.                 200        3,925
TNP Enterprises, Inc.           1,700       35,700
                                           -------
                                            97,963
                                           -------

Utilities - Oil and Gas (0.3%)
Energen Corp.                   2,200       69,575
                                           -------

Utilities - Telephone (0.1%)
U. S. West
  Communications Group            800       28,100
                                           -------
Total United States                      8,725,003
                                           -------

Foreign Common Stocks (13.6%)

Australia (0.4%)
Goodman
  Fielder Ltd.
  (Foods and
  Beverages)                   25,000       32,829
Reinsurance
  Australia Corp.
  Ltd. (Insurance)             15,000       46,429
                                           -------
Total Australia                             79,258
                                           -------

Austria (0.2%)
VA Technologie AG
  (Commercial
  Services) +                     300       46,599
                                           -------

Belgium (0.2%)
CMB, NPV (Building
  Materials and
  Construction) +                 350       25,084


                              Number of     Market
                                Shares       Value
                              ----------   -------
Belgium (continued)
G.I.B. Holdings
  Ltd. (Retail) +                 600   $   26,036
                                           -------
Total Belgium                               51,120
                                           -------

Brazil (0.2%)
Telecomunicacoes
  Brasileiras SA
  (Utilities - Telephone) +       300       34,425
                                           -------

Canada (0.5%)
Anderson
  Exploration Ltd.
  (Oil and Gas) +               4,000       46,219
Canadian National
  Railway
  (Transportation)              1,000       38,500
Petro-Canada
  (Oil and Gas)                 1,400       22,838
                                           -------
Total Canada                               107,557
                                           -------

Denmark (0.3%)
ISS International
  Service System
  AS (Diversified) +            1,300       38,460
Novo-Nordisk AS
  (Pharmaceuticals)               300       29,676
                                           -------
Total Denmark                               68,136
                                           -------

Finland (0.3%)
Huhtamaki Group
  (Diversified) +                 900       39,002
The Rauma Group
  (Paper and
  Containers)                      36          740
UPM-Kymmene Corp.
  (Paper and
  Containers)                   1,300       29,729
                                           -------
Total Finland                               69,471
                                           -------

France (1.0%)
Alcatel Alsthom
  (Utilities - Telephone) +       300       33,360

22  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
France (continued)
Credit Local de
  France
  (Financial
  Services) +                     350   $   32,383
Elf Aquitaine SA
  (Oil and Gas) +                 200       19,396
Schneider SA
  (Machinery and
  Equipment) +                    600       33,822
Scor SA
  (Insurance) +                 1,300       50,785
Union des
  Assurances
  Federales (Insurance) +         450       53,586
                                           -------
Total France                               223,332
                                           -------

Germany (1.1%)
Adidas AG (Retail) +              300       31,097
Deutsche
  Pfandbrief &
  Hypothekenbank
  AG (Banks) +                    400       21,667
Henkel KGAA
  (Consumer
  Products)                       500       27,084
Mannesmann AG
  (Machinery and
  Equipment) +                    100       39,338
Metro AG (Retail) +               300       29,244
Schering AG
  (Pharmaceuticals) +             600       57,517
Volkswagen AG
  (Autos and Auto
  Equipment) +                     50       31,704
                                           -------
Total Germany                              237,651
                                           -------

Hong Kong (0.3%)
China Overseas
  Land & Investment (Real
  Estate Investment Trusts) +  48,000       27,109
HSBC Holdings Plc
  (Banks)                       1,848       46,758
                                           -------
Total Hong Kong                             73,867
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Ireland (0.3%)
Irish Life Plc
  (Insurance)                   7,000   $   31,752
Waterford
  Wedgewood Plc
  (Home Furnishings
  and Appliances)              18,071       21,714
                                           -------
Total Ireland                               53,466
                                           -------

Italy (0.6%)
Credito Italiano
  (Banks) +                    20,000       28,039
Pirelli & Co.
  (Autos and Auto
  Equipment) +                 27,000       38,326
Stet Societa'
  Finanziaria
  Telefonica S.p.A.
  (Telecommunications) +       15,000       70,931
                                           -------
Total Italy                                137,296
                                           -------

Japan (2.2%)
Daiichi Pharmaceutical
  (Pharmaceuticals)             3,000       48,223
DDI Corp.
  (Utilities - Telephone)           5       33,213
Fuji Photo Film
  (Chemicals) +                 1,000       38,216
Hitachi Koki
  (Electrical
  Equipment)                    4,000       25,372
Ito-Yokado Co.
  Ltd. (Retail) +               1,000       47,987
Matsushita
  Electric
  Industrial Co.
  Ltd. (Electrical
  and Electronics)              3,000       47,987
Mitsubishi Heavy
  Industries Ltd.
  (Aerospace and
  Defense)                      7,000       46,222
Mizuno Corp.
  (Consumer Products)           3,000       16,334

                                   Aetna Generation Funds Semi-Annual Report  23

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Japan (continued)
NTT Data
  Communications
  Systems Co.
  (Computer Software)              10   $   29,233
Sony Corp.
  (Electrical and
  Electronics)                    500       36,404
Takara Standard
  (Building
  Materials and
  Construction)                 6,000       45,386
West Japan Railway
  (Transportation)                 16       52,951
                                           -------
Total Japan                                467,528
                                           -------

Malaysia (0.4%)
Leader Universal
  Holdings Bhd
  (Diversified) +              20,000       39,841
MBF Capital Bhd
  (Financial Services) +       25,000       37,052
                                           -------
Total Malaysia                              76,893
                                           -------

Mexico (0.5%)
ALFA, SA de C.V.
  (Diversified) +               6,569       35,478
Panamerican
  Beverages, Inc.
  (Foods and
  Beverages)                    1,800       52,200
Tubos de Acero de
  Mexico SA
  (Metals and Mining) +         1,700       27,838
                                           -------
Total Mexico                               115,516
                                           -------

Netherlands (0.8%)
DSM NV (Chemicals) +              400       39,834
Fortis Amev NV
  (Financial
  Services) +                     891       33,616
Getronics NV
  (Computers and
  Office Equipment)             1,005       30,437
ING Groep NV
  (Banks) +                       914       35,892


                              Number of     Market
                                Shares       Value
                              ----------   -------
Netherlands (continued)
Philips
  Electronics NV
  (Electrical and
  Electronics)                    600   $   31,323
                                           -------
Total Netherlands                          171,102
                                           -------

Norway (0.5%)
Kvaerner ASA
  (Transportation) +              800       39,771
Merkantildata ASA
  (Computer
  Software) +                   2,000       36,513
SAS Norge ASA B
  (Transportation) +            2,500       25,278
                                           -------
Total Norway                               101,562
                                           -------
Singapore (0.4%)
Clipsal Industries
  Ltd. (Electrical
  Equipment) +                 10,000       39,200
Development Bank
  of Singapore
  Ltd. (Banks) +                2,000       23,785
NatSteel Ltd.
  (Metals and Mining) +        10,000       27,103
                                           -------
Total Singapore                             90,088
                                           -------

South Korea (0.1%)
Korea Electric
  Power Corp.
  (Utilities - Electric)        1,000       17,000
                                           -------

Spain (0.4%)
Cubiertas y Mzov
  SA (Building
  Materials and
  Construction)                   500       50,625
Hidroelectrica del
  Cantabrico, SA
  (Utilities - Electric)          800       27,931
                                           -------
Total Spain                                 78,556
                                           -------

24  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Sweden (0.6%)
Enator AB
  (Commercial
  Services)                     1,440   $   29,000
Frontec AB
  (Computer
  Software) +                   2,800       21,414
Skandinaviska
  Enskilda Banken
  (Banks)                       4,000       40,788
Volvo AB (Autos
  and Auto
  Equipment)                    1,800       45,313
                                           -------
Total Sweden                               136,515
                                           -------

Switzerland (0.5%)
Georg Fischer AG
  (Machinery and
  Equipment)                       20       24,161
Novartis AG
  Registered Shs
  (Health
  Services)                        30       39,540
Roche Holding AG
  (Pharmaceuticals) +               4       33,799
                                           -------
Total Switzerland                           97,500
                                           -------

Taiwan (0.3%)
China Steel Corp.,
  ADR (Metals and
  Mining)++                     3,000       67,425
                                           -------
United Kingdom (1.4%)
Bank of Scotland
  (Banks) +                    11,131       66,826
Barclays Plc
  (Financial
  Services                      2,000       37,255
Glaxo Wellcome Plc
  (Pharmaceuticals)             2,000       39,381
Granada Group Plc
  (Diversified)                 2,613       37,735
Ladbroke Group Plc
  (Media and
  Entertainment)                6,380       23,965
National Power Plc
  (Utilities - Electric)        1,200       42,000
Pearson Plc
  (Printing and
  Publishing)                   2,000       22,992


                              Number of     Market
                                Shares       Value
                              ----------   -------
United Kingdom (continued)
Shell Transport &
  Trading Co.
  (Oil and Gas)                 2,200   $   38,910
                                           -------
Total United Kingdom                       309,064
                                           -------
Venezuela (0.1%)
Compania Anonima
  Nacional
  Telefonos de
  Venezuela
  (Utilities - Telephone) +       900       27,000
                                           -------
Total Foreign Common Stocks              2,937,927
                                           -------
Total Common
  Stocks (cost $10,543,410)             11,662,930
                                           -------

                              Principal     Market
                                Amount       Value
                              ----------   -------
Long-Term Bonds and Notes (21.0%)

U.S. Government Obligations (18.0%)
U.S. Treasury
  Note, 7.50%,
  10/31/99                 $1,800,000    1,845,562
U.S. Treasury
  Note, 6.50%,
  10/15/06                  1,850,000    1,820,219
U.S. Treasury
  Note, 5.875%,
  02/15/00                    200,000      197,312
                                           -------
Total U.S. Government
  Obligations (cost $3,884,216)          3,863,093
                                           -------

Corporate Bonds (3.0%)
Echostar
  Communications,
  2.815%++++, 06/01/04        150,000      122,999
Time Warner, Inc.,
  9.125%, 01/15/13            250,000      269,418
United Mexican
  States Government,
  7.563%, 08/06/01++          250,000      253,249
                                           -------
Total Corporate
  Bonds (cost $652,064)                    645,666
                                           -------
Total Long-Term Bonds and
  Notes (cost $4,536,280)                4,508,759
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  25

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Crossroads (continued)
--------------------------------------------------------------------------------

                              Principal     Market
                                Amount       Value
                              ----------   -------
Short-Term Investments (23.2%)
Alamo Funding LP,
  Comm. Paper,
  5.65%, 05/01/97++         $ 971,000   $  971,000
CSW Credit Inc.,
  Comm. Paper,
  5.65%, 05/14/97             575,000      573,827
Dakota
  Certificates -
  Standard Credit
  Card Master
  Trust, Disc.
  Note, 5.56%,
  05/05/97++                  900,000      899,444
Transamerica
  Finance Group,
  Comm. Paper,
  5.54%, 05/14/97             925,000      923,149
U.S. Treasury
  Bill, Time
  Deposit, 5.08%,
  08/21/97+++                 650,000      639,243
Xerox Corp., Comm.
  Paper, 5.60%,
  05/01/97                    972,000      972,000
                                           -------
Total Short-Term
  Investments
  (cost $4,979,148)                      4,978,663
                                           -------
 TOTAL INVESTMENTS
   (cost $20,058,838)(a)                21,150,352

Other assets less
  liabilities                              352,957
                                           -------
                                       -----------
Total Net Assets                       $21,503,309
                                       -----------


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amount to $20,096,597. Unrealized gains and losses, based on identified tax cost at April 30, 1997, are as follows:

 Unrealized gains ............ $1,112,241
 Unrealized losses ...........    (58,486)
                               -----------
 Net unrealized gain ......... $1,053,755
                               ===========

+ Non-income producing security.
+++ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1997.
++ Restricted security.
++++ Effective interest rate.

Category percentages are based on net assets.


Information concerning open futures contracts at April 30, 1997 is shown below:

                                        No. of    Initial    Expiration  Unrealize
                                       Contracts   Value       Date      Gain/(Loss)
                                       --------- ----------  ----------  ----------
Long Contracts
German Government Bond Future              2     $ 298,164    June 97    $    (188)
Long Gilt Future                           2       180,490    June 97         (640)
10 Year Swiss Government Bonds Future      2       161,775    June 97        1,439
10 Year US Treasury Note Future           10     1,090,625    June 97      (20,937)
Short Contracts
S & P 500 Index Future                     1      (400,000)   June 97       (1,400)
                                                 ----------              ----------
                                                $1,331,054               $ (21,726)
                                                 ==========              ==========

26  See Notes to Financial Statements.

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Common Stocks (38.5%)

United States (27.5%)

Aerospace and Defense (0.1%)
General
  Dynamics Corp.                  100   $    7,125
Newport News
  Shipbuilding, Inc.              300        4,500
                                           -------
                                            11,625
                                           -------

Apparel (0.1%)
Fruit of the
  Loom, Inc.+                     300       10,800
Nike, Inc., Class B               200       11,250
                                           -------
                                            22,050
                                           -------

Autos and Auto Equipment (0.6%)
Chrysler Corp.                    700       21,000
Excel Industries, Inc.          2,200       39,050
Phycor, Inc.+                   1,200       31,950
Snap-On, Inc.                     400       15,400
                                           -------
                                           107,400
                                           -------

Banks (1.7%)
AmSouth
  Bancorporation                  200       10,550
Andover Bancorp, Inc.           1,300       35,425
BankAmerica Corp.                 200       23,375
BanPonce Corp.                    100        3,413
CITICORP                          300       33,788
Compass
  Bancshares, Inc.                100        3,025
New York
  Bancorp, Inc.                 1,300       37,863
North Fork
  Bancorp, Inc.                   900       35,663
Silicon Valley
  Bancshares+                   1,000       35,000
Southern
  National Corp.                  100        3,925
Star Banc Corp.                   100        4,250
State Street Corp.                100        7,875
UnionBancal Corp.                 100        5,725
USBANCORP, Inc.                 1,000       45,249


                              Number of     Market
                                Shares       Value
                              ----------   -------
Banks (continued)
Washington
  Mutual, Inc.                    100   $    4,938
                                           -------
                                           290,064
                                           -------

Building Materials and Construction (0.7%)
Armstrong World
  Industries, Inc.                600       39,450
Coachmen
  Industries, Inc.              2,000       34,250
Southdown, Inc.                   100        3,613
Tredegar
  Industries, Inc.              1,000       46,124
USG Corp.+                        100        3,425
                                           -------
                                           126,862
                                           -------

Chemicals (0.1%)
Cytec Industries+                 100        3,763
Fuller (H.B.) Co.                 300       16,088
                                           -------
                                            19,851
                                           -------

Commercial Services (0.0%)
US Filter Corp.+                  100        3,038
                                           -------

Computer Software (0.8%)
Adobe Systems, Inc.               100        3,913
BMC Software, Inc.                200        8,650
Clarify, Inc.+                  1,100        9,419
Compuware Corp.+                  200        7,550
Hyperion
  Software Corp.+               2,100       34,125
Keane, Inc.+                      900       41,738
McAfee
  Associates, Inc.+               100        5,575
Microsoft Corp.+                  100       12,150
National Data Corp.               200        7,500
                                           -------
                                           130,620
                                           -------

Computers and Office Equipment (1.4%)
Compaq
  Computer Corp.+                 600       51,224
Dell
  Computer Corp.+                 500       41,844


See Notes to Portfolio of Investments.
                                   Aetna Generation Funds Semi-Annual Report  27

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Computers and Office Equipment (continued)
Encad, Inc.+                      600   $   22,050
HBO & Co.                         200       10,700
Herman Miller, Inc.               200        6,475
Magnetek, Inc.+                   100        1,675
Moore Corp. Ltd.                  600       12,075
Quantum Corp.+                    100        4,169
Radisys Corp.+                    400       11,750
Scopus
  Technology, Inc.+             1,250       33,438
STB Systems, Inc.+              1,100       27,913
Stratus
  Computer, Inc.+                 100        3,888
Western Digital
  Corp.+                          300       18,488
                                           -------
                                           245,689
                                           -------

Consumer Products (0.1%)
Blyth Industries, Inc.+           200        7,900
                                           -------

Diversified (0.2%)
Ruddick Corp.                     300        4,500
Textron, Inc.                     200       22,275
                                           -------
                                            26,775
                                           -------

Electrical and Electronics (0.7%)
Dynatech Corp.+                 1,000       34,750
Intel Corp.                       100       15,313
Seagate
  Technology, Inc.+               800       36,700
Siliconix, Inc.+                  300        7,500
Standard
  Microsystems Corp.+           3,700       31,681
                                           -------
                                           125,944
                                           -------

Electrical Equipment (0.1%)
Micron
  Electronics, Inc.+              100        2,038
SCI Systems, Inc.+                100        6,175
Tektronix, Inc.                   200       10,825
                                           -------
                                            19,038
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Financial Services (1.5%)
Ahmanson
  (H. F.) & Co.                 2,000   $   76,249
Bear Stearns Co., Inc.            245        7,473
BHC Financial, Inc.               700       23,013
Donaldson, Lufkin
  & Jenrette, Inc.                100        4,313
FIRSTPLUS
  Financial Group, Inc.+        1,200       26,550
Lehman Brothers
  Holdings, Inc.                1,300       44,038
Paine Webber
  Group, Inc.                     100        3,400
Peoples Heritage
  Financial Group               1,100       34,513
PHH Corp.                         200        9,700
Southern Pacific
  Funding Corp.+                1,500       15,938
SunAmerica, Inc.                  300       13,800
                                           -------
                                           258,987
                                           -------

Foods and Beverages (0.8%)
Coca-Cola Co.                     400       25,450
Interstate
  Bakeries Corp.                  100        5,188
Kroger Co. (The)+               1,800       49,499
Riser Foods, Inc.,
  Class A                       1,400       48,474
                                           -------
                                           128,611
                                           -------

Health Services (1.3%)
Beverly Enterprises+              600        8,700
Columbia/HCA
  Healthcare Corp.                400       14,000
Curative Health
  Services, Inc.+                 900       21,263
FPA Medical
  Management, Inc.+             2,000       32,500
Invacare Corp.                  1,000       19,875
Lincare Holdings, Inc.+           100        3,925


28  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Health Services (continued)
Medical
  Resources, Inc.+              2,900   $   36,975
NovaCare, Inc.+                   400        4,550
Oxford Health
  Plans, Inc.+                    100        6,588
RoTech
  Medical Corp.+                2,100       33,075
Universal Health
  Services, Inc.+                 800       30,300
Wellpoint Health
  Networks, Inc.+                 100        4,225
                                           -------
                                           215,976
                                           -------

Home Furnishings and Appliances (0.5%)
Congoleum Corp.+                1,100       12,925
Ethan Allen
  Interiors, Inc.                 300       13,275
O'Sullivan
  Industries
  Holdings, Inc.+               3,300       44,549
Stanley Furniture
  Co., Inc.+                      900       18,000
                                           -------
                                            88,749
                                           -------

Hotels and Restaurants (0.2%)
Foodmaker, Inc.+                3,100       33,713
Promus Hotel Corp.+               100        3,525
                                           -------
                                            37,238
                                           -------

Insurance (0.3%)
Equitable Co., Inc.               500       14,625
Kansas City Life
  Insurance Co.                   300       20,738
Reliance Group
  Holdings, Inc.                  600        6,675
Torchmark Corp.                   100        6,213
                                           -------
                                            48,251
                                           -------

Machinery and Equipment (0.6%)
Caterpillar, Inc.                 100        8,900
Harnischfeger
  Industries, Inc.                500       20,813
Terex Corp.+                    2,300       34,213


                              Number of     Market
                                Shares       Value
                              ----------   -------
Machinery and Equipment (continued)
The Manitowoc
  Co., Inc.                     1,100   $   44,550
                                           -------
                                           108,476
                                           -------

Media and Entertainment (1.2%)
Callaway Golf Co.                 200        5,975
Carmike Cinemas,
  Class A+                      1,100       34,100
Cox Radio Inc.,
  Class A+                      1,600       32,400
Midway Games, Inc.+               200        3,600
Penske
  Motorsports, Inc.+              600       17,625
Regal Cinemas, Inc.+            1,500       40,875
Scripps (E.W.) Co.                100        3,800
Walt Disney Co.                   700       57,399
                                           -------
                                           195,774
                                           -------

Medical Supplies (0.5%)
American Home
  Products Corp.                  300       19,875
Hillenbrand
  Industries, Inc.                400       17,200
US Surgical Corp.                 400       13,700
Vivus, Inc.+                      800       29,550
                                           -------
                                            80,325
                                           -------

Metals and Mining (0.6%)
Phelps Dodge Corp.                200       15,350
Timken Co.                      1,500       87,187
                                           -------
                                           102,537
                                           -------

Oil and Gas (1.2%)
Apache Corp.                      200        6,800
Clayton Williams
  Energy, Inc.+                 2,800       34,300
Columbia Gas
  System, Inc.                    400       24,750
Global Marine, Inc.+              100        2,013
Helmerich &
  Payne, Inc.                     300       14,325

                                   Aetna Generation Funds Semi-Annual Report  29

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Oil and Gas (continued)
Kerr-Mcgee Corp.                  300   $   18,113
Occidental
  Petroleum Corp.                 600       13,275
Oryx Energy Co.+                  600       12,000
Phillips Petroleum Co.          1,100       43,313
Tidewater, Inc.                   300       12,038
Transocean
  Offshore, Inc.                  200       12,125
USX-Marathon Group                700       19,338
                                           -------
                                           212,390
                                           -------

Paper and Containers (0.0%)
Fort Howard Corp.+                100        3,444
                                           -------

Pharmaceuticals (0.4%)
Dura
  Pharmaceuticals,
  Inc.+                         1,000       29,000
Medicis
  Pharmaceutical
  Corp.+                        1,300       31,850
                                           -------
                                            60,850
                                           -------

Printing and Publishing (0.7%)
Bowne & Co., Inc.               1,200       31,800
Central
  Newspapers,
  Inc., Class A                   200       10,775
Gannett Co., Inc.                 200       17,450
Lexmark
  International
  Group, Inc.+                    200        4,650
McClatchy
  Newspapers, Inc.              1,425       35,803
New York Times Co.                300       12,975
                                           -------
                                           113,453
                                           -------

Real Estate Investment Trusts (8.1%)
Ambassador
  Apartments, Inc.                300        7,313
Arden Realty
  Group, Inc.                   1,000       24,875


                              Number of     Market
                                Shares       Value
                              ----------   -------
Real Estate Investment Trusts (continued)
Bay Apartment
  Communities, Inc.               400   $   13,400
Beacon Properties Corp.           700       21,613
Brandywine Realty
  Trust                         1,000       18,875
CALI Realty Corp.                 600       17,700
Camden Property
  Trust                           100        2,725
Capstone Capital
  Trust, Inc.                   4,300       96,749
Colonial
  Properties Trust              4,200      119,174
Cornerstone
  Properties, Inc.                500        7,313
Criimi Mae, Inc.                  600        9,375
Developers
  Diversified
  Realty Corp.                  1,200       44,250
Equity Residential
  Properties Trust                300       13,125
Essex Property
  Trust, Inc.                   5,100      149,174
Evans Withycombe
  Residential, Inc.               300        5,925
Fairfield
  Communities, Inc.+            1,100       28,600
Glenborough Realty
  Trust, Inc.                     600       11,850
Innkeepers USA
  Trust                         4,900       68,599
JDN Realty Corp.                4,800      134,399
Kimco Realty Corp.              3,450      107,380
Liberty Property
  Trust                           300        7,238
MGI Properties, Inc.            3,900       80,924
Mills Corp.                       200        5,025
Oasis
  Residential, Inc.             4,200       93,449
Prime Retail, Inc.              3,300       40,013
Public Storage, Inc.            4,600      123,624
Regency Realty Corp.            1,400       36,400
Smith (Charles E.)
  Residential
  Realty Co.                      600       16,275

30  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
United States (continued)

Real Estate Investment Trusts (continued)
Spieker
  Properties, Inc.              2,200   $   76,724
United Dominion
  Realty Trust, Inc.              677        9,309
                                           -------
                                         1,391,395
                                           -------

Retail (1.9%)
Ames Department
  Stores, Inc.+                 4,300       30,100
Costco
  Companies, Inc.+              1,900       54,862
Damark
  International, Inc.+          3,700       34,225
Funco, Inc.+                    2,500       43,438
Pacific Sunwear of
  California+                   1,150       35,938
Ross Stores, Inc.               1,700       47,812
Smith's Food &
  Drug Centers, Inc.+             900       30,150
TJX Companies, Inc.               500       23,625
Wet Seal, Inc.+                 1,300       32,175
                                           -------
                                           332,325
                                           -------

Telecommunications (0.1%)
MasTec, Inc.+
                                  700       20,300
                                           -------

Transportation (0.4%)
AMR Corp.+                        100        9,313
CNF
  Transportation, Inc.            400       11,900
Comair Holdings, Inc.             100        2,113
Continental
  Airlines, Inc.,
  Class B+                        200        6,350
Delta Air Lines, Inc.             200       18,425
Trico Marine
  Services, Inc.+                 500       17,750
UAL Corp.+                        100        7,438
                                           -------
                                            73,289
                                           -------

Utilities - Electric (0.3%)
Entergy Corp.                     500       11,688
Nevada Power Co.                  100        2,000


                              Number of     Market
                                Shares       Value
                              ----------   -------
Utilities - Electric (continued)
Ohio Edison Co.                   200   $    4,000
PP&L Resources, Inc.              100        1,963
TNP Enterprises, Inc.           1,400       29,400
                                           -------
                                            49,051
                                           -------

Utilities - Oil and Gas (0.2%)
Energen Corp.                   1,200       37,950
                                           -------

Utilities - Telephone (0.1%)
U. S. West
  Communications Group            500       17,563
                                           -------
Total United States                      4,713,790
                                           -------

Foreign Common Stocks (11.0%)

Australia (0.4%)
Goodman Fielder Ltd.
  (Foods and Beverages)        20,000       26,263
Reinsurance
  Australia Corp.
  Ltd. (Insurance)             14,000       43,334
                                           -------
Total Australia                             69,597
                                           -------

Austria (0.2%)
VA Technologie AG
  (Commercial Services) +         200       31,066
                                           -------

Belgium (0.2%)
CMB, NPV (Building
  Materials and
  Construction) +                 300       21,501
G.I.B. Holdings
  Ltd. (Retail) +                 400       17,357
                                           -------
Total Belgium                               38,858
                                           -------

Brazil (0.1%)
Telecomunicacoes
  Brasileiras SA
  (Utilities - Telephone) +       200       22,950
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  31

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Canada (0.2%)
Canadian National
  Railway (Transportation)        500   $   19,250
Petro-Canada
  (Oil and Gas)                   800       13,050
                                           -------
Total Canada                                32,300
                                           -------

Denmark (0.2%)
ISS International
  Service System
  AS (Diversified) +              600       17,751
Novo-Nordisk AS
  (Pharmaceuticals)               200       19,784
                                           -------
Total Denmark                               37,535
                                           -------

Finland (0.2%)
The Rauma Group
  (Paper and
  Containers)                      27          555
UPM-Kymmene Corp.
  (Paper and Containers)        1,000       22,869
                                           -------
Total Finland                               23,424
                                           -------

France (1.0%)
Alcatel Alsthom
  (Utilities - Telephone) +       200       22,240
Credit Local de France
  (Financial Services) +          300       27,757
Elf Aquitaine SA
  (Oil and Gas) +                 300       29,093
Schneider SA
  (Machinery and
  Equipment) +                    500       28,185
Scor SA (Insurance) +             800       31,252
Union des Assurances
  Federales (Insurance) +         300       35,724
                                           -------
Total France                               174,251
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Germany (1.2%)
Adidas AG (Retail) +              300   $   31,097
Deutsche
  Pfandbrief &
  Hypothekenbank
  AG (Banks) +                    300       16,250
GEA AG (Machinery
  and Equipment) +                 50       17,613
Henkel KGAA
  (Consumer Products)             500       27,084
Mannesmann AG
  (Machinery and
  Equipment) +                    100       39,338
Metro AG (Retail) +               300       29,244
Schering AG
  (Pharmaceuticals) +             200       19,172
Volkswagen AG
  (Autos and Auto
  Equipment) +                     50       31,704
                                           -------
Total Germany                              211,502
                                           -------

Hong Kong (0.3%)
China Overseas
  Land & Investment (Real
  Estate Investment
  Trusts) +                    35,000       19,767
HSBC Holdings Plc
  (Banks)                       1,336       33,803
                                           -------
Total Hong Kong                             53,570
                                           -------

Ireland (0.3%)
Irish Life Plc
  (Insurance)                   5,000       22,680
Waterford
  Wedgewood Plc
  (Home Furnishings and
  Appliances)                  15,059       18,095
                                           -------
Total Ireland                               40,775
                                           -------

Italy (0.4%)
Credito Italiano
  (Banks) +                    15,000       21,030
Pirelli & Co.
  (Autos and Auto
  Equipment) +                 20,000       28,390

32  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
Italy (continued)
Stet Societa' Finanziaria
  Telefonica S.p.A
  (Telecommunications) +        5,000   $   23,644
                                           -------
Total Italy                                 73,064
                                           -------
Japan (1.4%)
Daiichi Pharmaceutical
  (Pharmaceuticals)             2,000       32,149
DDI Corp.
  (Utilities - Telephone)           4       26,570
Hitachi Koki
  (Electrical Equipment)        3,000       19,029
Matsushita
  Electric
  Industrial Co.
  Ltd. (Electrical
  and Electronics)              2,000       31,991
Mitsubishi Heavy
  Industries Ltd.
  (Aerospace and
  Defense)                      3,000       19,809
Mizuno Corp.
  (Consumer Products)           2,000       10,890
NTT Data
  Communications
  Systems Co.
  (Computer Software)              10       29,233
Sony Corp.
  (Electrical and
  Electronics)                    300       21,842
Takara Standard
  (Building
  Materials and
  Construction)                 2,000       15,129
West Japan Railway
  (Transportation)                 10       33,094
                                           -------
Total Japan                                239,736
                                           -------
Malaysia (0.4%)
Leader Universal
  Holdings Bhd
  (Diversified) +              20,000       39,841
MBF Capital Bhd
  (Financial
  Services) +                  15,000       22,231
                                           -------
Total Malaysia                              62,072
                                           -------


                              Number of     Market
                                Shares       Value
                              ----------   -------
Mexico (0.4%)
ALFA, SA de C.V.
  (Diversified) +               5,186   $   28,008
Panamerican
  Beverages, Inc.
  (Foods and
  Beverages)                    1,400       40,600
                                           -------
Total Mexico                                68,608
                                           -------
Netherlands (0.8%)
DSM NV (Chemicals) +              300       29,875
Fortis Amev NV
  (Financial Services) +          891       33,616
Getronics NV
  (Computers and
  Office Equipment)             1,005       30,437
ING Groep NV
  (Banks) +                       514       20,184
Philips
  Electronics NV
  (Electrical and
  Electronics)                    500       26,102
                                           -------
Total Netherlands                          140,214
                                           -------
Norway (0.6%)
Den Norske
  Bank ASA (Banks) ++           6,000       21,655
Kvaerner ASA
  (Transportation) +              600       29,828
Merkantildata ASA
  (Computer
  Software) +                   1,200       21,908
SAS Norge ASA B
  (Transportation) +            2,000       20,222
                                           -------
Total Norway                                93,613
                                           -------
Singapore (0.4%)
Clipsal Industries
  Ltd. (Electrical
  Equipment) +                  7,000       27,440
Development Bank
  of Singapore
  Ltd. (Banks) +                2,000       23,785
NatSteel Ltd.
  (Metals and
  Mining) +                     8,000       21,683
                                           -------
Total Singapore                             72,908
                                           -------

                                   Aetna Generation Funds Semi-Annual Report  33

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy (continued)
--------------------------------------------------------------------------------

                              Number of     Market
                                Shares       Value
                              ----------   -------
South Korea (0.1%)
Korea Electric
  Power Corp.
  (Utilities - Electric)          900   $   15,300
                                           -------

Spain (0.2%)
Cubiertas y Mzov
  SA (Building
  Materials and
  Construction)                   150       15,187
Hidroelectrica del
  Cantabrico, SA
  (Utilities - Electric)          600       20,948
                                           -------
Total Spain                                 36,135
                                           -------

Sweden (0.6%)
Enator AB
  (Commercial Services)         1,200       24,167
Frontec AB
  (Computer Software)           2,000       15,295
Skandinaviska
  Enskilda Banken
  (Banks)                       2,000       20,394
Volvo AB(Autos
  and Auto
  Equipment)                    1,600       40,278
                                           -------
Total Sweden                               100,134
                                           -------

Switzerland (0.3%)
Novartis AG
  Registered Shs
  (Health Services)                20       26,360
Roche Holding AG
  (Pharmaceuticals) +               3       25,349
                                           -------
Total Switzerland                           51,709
                                           -------

United Kingdom (1.0%)
Bank of Scotland
  (Banks) +                     6,822       40,957
Granada Group Plc
  (Diversified)                 2,010       29,027
Ladbroke Group Plc
  (Media and
  Entertainment)                6,965       26,163
National Power Plc
  (Utilities - Electric)          800       28,000


                              Number of     Market
                                Shares       Value
                              ----------   -------
United Kingdom (continued)
Pearson Plc
  (Printing and
  Publishing)                   1,500   $   17,244
Shell Transport &
  Trading Co.
  (Oil and Gas)                 1,800       31,835
                                           -------
Total United Kingdom                       173,226
                                           -------

Venezuela (0.1%)
Compania Anonima
  Nacional
  Telefonos de
  Venezuela
  (Utilities - Telephone) +       700       21,000
                                           -------
Total Foreign Common Stocks              1,883,547
                                           -------
Total Common
  Stocks (cost $5,914,441)               6,597,337
                                           -------

                              Principal     Market
                                Amount       Value
                              ----------   -------
Long-Term Bonds and Notes (33.3%)

U.S. Government Obligations (29.0%)
U.S. Treasury
  Note, 5.875%, 02/15/00   $  150,000      147,983
U.S. Treasury
  Note, 7.50%, 10/31/99     2,600,000    2,665,813
U.S. Treasury
  Note, 6.50%, 10/15/06     2,200,000    2,164,585
                                           -------

Total U.S. Government
  Obligations (cost $5,018,070)          4,978,381
                                           -------
Corporate Bonds (4.3%)
United Mexican States
  Government,
  7.563%, 08/06/01++          350,000      354,549
Time Warner, Inc.,
  9.125%, 01/15/13            350,000      377,185
                                           -------
Total Corporate
  Bonds (cost $738,259)                    731,734
                                           -------
Total Long-Term Bonds and
  Notes (cost $5,756,329)                5,710,115
                                           -------

34  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Principal     Market
                                Amount       Value
                              ----------   -------

Short-Term Investments (26.6%)
Alamo Funding LP,
  Comm. Paper,
  5.65%, 05/01/97++         $ 600,000   $  600,000
Dakota
  Certificates -
  Standard Credit
  Card Master
  Trust , Disc
  Note, 5.56%,
  05/05/97++                  800,000      799,506
GE Capital Corp.,
  Comm. Paper,
  5.50%, 05/06/97             700,000      699,465
Pactel Capital
  Resources, Comm
  Paper, 5.60%,
  05/01/97                    550,000      550,000
Transamerica
  Finance Group,
  Comm. Paper,
  5.54%, 05/14/97             825,000      823,350
U.S. Treasury
  Bill, Time
  Deposit, 5.08%,             550,000      540,898
  08/21/97+++
Xerox Corp., Comm
  Paper, 5.60%,
  05/01/97                    551,000      551,000
                                           -------

Total Short-Term
  Investments (cost $4,564,629)          4,564,219
                                           -------
 TOTAL INVESTMENTS
   (cost $16,235,399)(a)                16,871,671

Other assets less
  liabilities                              266,485
                                           -------
                                       -----------
Total Net Assets                       $17,138,156
                                       -----------

Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes amount to $16,247,576. Unrealized gains and losses, based on identified tax cost at April 30, 1997, are as follows:

 Unrealized gains ............ $  694,186
 Unrealized losses ...........    (70,091)
                               ===========
 Net unrealized gain ......... $  624,095
                               ===========

+ Non-income producing security.
+++ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1997.
++ Restricted security.

Category percentages are based on net assets.

See Notes to Financial Statements.
                                   Aetna Generation Funds Semi-Annual Report  35

Portfolio of Investments
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
Legacy (continued)
--------------------------------------------------------------------------------

Information concerning open futures contracts at April 30, 1997 is shown below:

                                        No. of    Initial    Expiration  Unrealized
                                       Contracts   Value       Date      Gain/(Loss)
                                       --------- ----------  ----------  ----------
Long Contracts
German Government Bond Future              2     $ 298,164    June 97     $   (188)
CAC 40 Index Future                        1        90,168    June 97          994
Long Gilt Future                           1        91,601    June 97       (1,626)
Topix Index Future                         1       111,869    June 97        4,964
10 Year Swiss Government Bonds Future      1        81,567    June 97          312
10 Year US Treasury Note Future           10     1,090,625    June 97      (20,937)
                                                 ----------              -----------
                                                $1,763,994                $(16,481)
                                                 ==========              ===========

36  See Notes to Financial Statements.

Statements of Assets and Liabilities
April 30, 1997 (Unaudited)

------------------------------    ----------       -----------      -----------
    Aetna Generation Funds          Ascent          Crossroads         Legacy
------------------------------    ----------       -----------      -----------
Assets:
Investments, at market value ..   $22,165,742      $21,150,352      $16,871,671
Cash ..........................        27,862           68,437           98,670
Cash denominated in foreign
  currencies ..................       488,409          400,285          336,376
Receivable for:
  Dividends and interest ......        52,629           39,237           37,638
  Investments sold ............       171,311          169,239           64,018
  Fund shares sold ............        20,107           14,527            1,361
  Recoverable taxes ...........         1,790            1,453            1,108
  Variation margin ............         3,737            4,696            9,676
Prepaid expenses ..............           280              264              272
Gross unrealized gain on
  forward foreign currency
  exchange contracts ..........        43,479           31,659           21,859
                                  -----------      -----------      -----------
      Total assets ............    22,975,346       21,880,149       17,442,649
                                  -----------      -----------      -----------
Liabilities:
Payable for:
  Investments purchased .......       415,830          330,357          216,468
  Fund shares redeemed ........        92,000               --           50,000
  Other liabilities ...........        38,138           36,014           31,500
Gross unrealized loss on
  forward foreign currency
  exchange contracts ..........        14,738           10,469            6,525
                                  -----------      -----------      -----------
      Total liabilities .......       560,706          376,840          304,493
                                  -----------      -----------      -----------
NET ASSETS ....................   $22,414,640      $21,503,309      $17,138,156
                                  ===========      ===========      ===========
Net Assets represented by:
Paid-in capital ...............   $17,045,815      $17,753,255      $14,627,482
Net unrealized gain on
  investments .................     1,513,264        1,085,339          631,553
Undistributed net investment
  income ......................        76,688           98,596          123,682
Accumulated net realized gain
  on investments ..............     3,778,873        2,566,119        1,755,439
                                  -----------      -----------      -----------
NET ASSETS ....................   $22,414,640      $21,503,309      $17,138,156
                                  ===========      ===========      ===========
Capital Shares, $.001 par value:
Select Class:
  Outstanding: ................     1,786,447        1,838,445        1,544,045
  Net Assets ..................   $22,214,356      $21,461,520      $17,000,468
  Net Asset Value per share* ..   $     12.43      $     11.67      $     11.01
Adviser Class:
  Outstanding: ................        16,125            3,587           12,527
  Net Assets ..................   $   200,284      $    41,789      $   137,688
  Net Asset Value per share* ..   $     12.42      $     11.65      $     10.99

Cost of investments ...........   $20,659,629      $20,058,838      $16,235,399
Cost of cash denominated in
  foreign currencies ..........   $   494,444      $   406,963      $   340,798

* Net assets divided by shares outstanding.

See Notes to Financial Statements.
                                   Aetna Generation Funds Semi-Annual Report 37

Statements of Operations
Six month period ended April 30, 1997 (Unaudited)

------------------------------     ----------       -----------      -----------
    Aetna Generation Funds           Ascent          Crossroads        Legacy
------------------------------     ----------       -----------      -----------
Investment Income:
Dividends .......................   $  242,453       $  169,455       $ 104,069
Interest ........................       99,015          191,333         289,767
                                    -----------      -----------      ----------
                                       341,468          360,788         393,836
Foreign taxes withheld ..........       (4,395)          (3,644)         (2,244)
                                    -----------      -----------      ----------
  Total investment income .......      337,073          357,144         391,592
                                    -----------      -----------      ----------

Investment Expenses:
Investment advisory fee .........       93,823           81,517          74,956
Administrative service fees .....       29,320           25,474          23,424
12b-1 and shareholder service
 fees ...........................          180               27             125
Printing and postage ............        8,751            8,516           8,456
Custody fees ....................       19,252           18,522          17,967
Transfer agent fees .............        7,906            7,157           7,156
Audit fees ......................        8,915            8,844           8,821
Directors' fees .................          635              542             285
State and federal fees ..........       19,555           19,618          19,694
Miscellaneous ...................          740              717             729
                                    -----------      -----------      ----------
  Total investment expenses .....      189,077          170,934         161,613
                                    -----------      -----------      ----------
Net investment income ...........      147,996          186,210         229,979
                                    -----------      -----------      ----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Sale of investments ...........    3,755,889        2,545,833       1,688,861
  Futures and forward currency
    exchange contracts ..........       (6,744)          33,717         121,762
  Foreign currency related
    transactions ................      (37,687)         (30,151)        (19,009)
                                    -----------      -----------      ----------
    Net realized gain on
      investments ...............    3,711,458        2,549,399       1,791,614
                                    -----------      -----------      ----------
Net change in unrealized gain or loss on:
  Investments ...................   (1,709,178)      (1,210,431)       (875,247)
  Futures and forward currency
    exchange contracts ..........       16,800          (18,801)        (65,290)
  Foreign currency related
    transactions ................       (4,786)          (6,318)         (3,757)
                                    -----------      -----------      ----------
    Net change in unrealized
      gain or loss on
      investments ...............   (1,697,164)      (1,235,550)       (944,294)
                                    -----------      -----------      ----------
Net realized and change in
  unrealized gain................    2,014,294        1,313,849         847,320
                                    -----------      -----------      ----------
Increase in net assets resulting
  from operations ...............   $2,162,290       $1,500,059      $1,077,299
                                    ===========      ===========     ==========

38  See Notes to Financial Statements.

Statements of Changes in Net Assets

----------------------------------------------      --------------------------------
            Aetna Generation Funds                                Ascent
----------------------------------------------      --------------------------------
                                                      Six month
                                                     period ended
                                                    April 30, 1977     Year ended
                                                      (Unaudited)   October 31, 1996
                                                     ------------   ----------------
From Operations:
Net investment income ...........................    $   147,996       $  392,451
Net realized gain on investments ................      3,711,458        2,176,624
Net change in unrealized gain or loss on
  investments ...................................     (1,697,164)       1,796,792
                                                     ------------      -----------
Increase in net assets resulting from operations       2,162,290        4,365,867
                                                     ------------      -----------

Distributions to Shareholders:
Select Class:
  From net investment income ....................       (509,408)        (677,906)
  From realized gain on investments .............     (1,991,320)      (1,734,904)
                                                     ------------      -----------
Decrease in net assets from distributions to
  shareholders ..................................     (2,500,728)      (2,412,810)
                                                     ------------      -----------

Fund Share Transactions:
Select Class:
  Proceeds from shares sold .....................     14,507,802        5,899,488
  Reinvestment of distributions .................        797,267        2,412,810
  Cost of shares redeemed .......................    (18,505,788)      (4,946,576)
Adviser Class:
  Proceeds from shares sold .....................        202,076               --
                                                     ------------      -----------
Net increase (decrease) in net assets from fund
  share transactions ............................     (2,998,643)       3,365,722
                                                     ------------      -----------
Change in net assets ............................     (3,337,081)       5,318,779
                                                     ------------      -----------
Net Assets:
Beginning of period .............................     25,751,721       20,432,942
                                                     ------------      -----------
End of period ...................................    $22,414,640       $25,751,721
                                                     ============      ===========
End of period net assets includes undistributed
  net investment income .........................    $    76,688       $  438,100
                                                     ============      ===========

See Notes to Financial Statements.
                                   Aetna Generation Funds Semi-Annual Report  39

Statements of Changes in Net Assets

----------------------------------------------      --------------------------------
            Aetna Generation Funds                              Crossroads
----------------------------------------------      --------------------------------
                                                      Six month
                                                     period ended
                                                    April 30, 1977     Year ended
                                                      (Unaudited)   October 31, 1996
                                                     ------------   ----------------
From Operations:
Net investment income ...........................    $   186,210       $  483,217
Net realized gain on investments ................      2,549,399        2,017,164
Net change in unrealized gain on investments ....     (1,235,550)       1,046,520
                                                     ------------      -----------
Increase in net assets resulting from operations       1,500,059        3,546,901
                                                     ------------      -----------

Distributions to Shareholders:
Select Class:
  From net investment income ....................       (569,299)        (778,690)
  From realized gain or loss on investments .....     (1,905,254)      (1,467,875)
                                                     ------------      -----------
Decrease in net assets from distributions to
  shareholders ..................................     (2,474,553)      (2,246,565)
                                                     ------------      -----------

Fund Share Transactions:
Select Class ....................................
  Proceeds from shares sold .....................     14,386,132        7,177,613
  Reinvestment of distributions .................        984,645        2,246,565
  Cost of shares redeemed .......................    (15,881,745)      (8,147,413)
Adviser Class ...................................
  Proceeds from shares sold .....................         41,742               --
                                                     ------------      -----------
Net increase (decrease) in net assets from fund
  share transactions ............................       (469,226)       1,276,765
                                                     ------------      -----------
Change in net assets ............................     (1,443,720)       2,577,101
                                                     ------------      -----------
Net Assets:
Beginning of period .............................     22,947,029       20,369,928
                                                     ------------      -----------
End of period ...................................    $21,503,309       $22,947,029
                                                     ============      ===========
End of period net assets includes undistributed
  net investment income .........................    $    98,596       $  481,685
                                                     ============      ===========

40  See Notes to Financial Statements.

----------------------------------------------      --------------------------------
            Aetna Generation Funds                                Legacy
----------------------------------------------      --------------------------------
                                                      Six month
                                                     period ended
                                                    April 30, 1977     Year ended
                                                      (Unaudited)   October 31, 1996
                                                     ------------   ----------------
From Operations:
Net investment income ...........................    $   229,979       $  556,855
Net realized gain on investments ................      1,791,614        1,742,131
Net change in unrealized gain or loss on
  investments ...................................       (944,294)         499,927
                                                     ------------      -----------
Increase in net assets resulting from operations       1,077,299        2,798,913
                                                     ------------      -----------

Distributions to Shareholders:
Select Class:
  From net investment income ....................       (623,441)        (871,124)
  From realized gain on investments .............     (1,697,678)      (1,324,109)
                                                     ------------      -----------
Decrease in net assets from distributions to
  shareholders ..................................     (2,321,119)      (2,195,233)
                                                     ------------      -----------

Fund Share Transactions:
Select Class:
  Proceeds from shares sold .....................     11,831,372        4,634,832
  Reinvestment of distributions .................        600,390        2,195,233
  Cost of shares redeemed .......................    (16,513,105)      (4,758,475)
Adviser Class:
  Proceeds from shares sold .....................        137,513               --
                                                     ------------      -----------
Net increase (decrease) in net assets from fund
  share transactions ............................     (3,943,830)       2,071,590
                                                     ------------      -----------
Change in net assets ............................     (5,187,650)       2,675,270
                                                     ------------      -----------
Net Assets:
Beginning of period .............................     22,325,806       19,650,536
                                                     ------------      -----------
End of period ...................................    $17,138,156       $22,325,806
                                                     ============      ===========
End of period net assets includes undistributed
  net investment income .........................    $   123,682       $  517,144
                                                     ============      ===========

See Notes to Financial Statements.
                                   Aetna Generation Funds Semi-Annual Report  41

Notes to Financial Statements
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies
--------------------------------------------------------------------------------

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds (Funds) each of which has its own investment objective, policies and restrictions.

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer two classes of shares, the Select Class and the Adviser Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees. The Adviser Class shares are offered to all others and are subject to deferred sales charges payable upon redemption within four calendar years after the years of purchase. Additionally, the Adviser Class Shares are subject to a Shareholder Service Fee and Rule 12b-1 distribution fees. The Adviser Class shares were first made available to the public January 20, 1997.

The Company offers the following Funds described in this report:

 Aetna Ascent Fund (Ascent) seeks to provide capital appreciation.

 Aetna Crossroads Fund (Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

 Aetna Legacy Fund (Legacy) seeks to provide total return consistent with preservation of capital.

Aetna Life Insurance and Annuity Company (Aetna) serves as the Investment Adviser and principal underwriter to each Fund. Aeltus Investment Management, Inc. (Aeltus) is employed as a subadvisor to the Funds.

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies (continued)
--------------------------------------------------------------------------------

A. Valuation of Investments (continued)

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds may enter into futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal income tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is included in federal taxable income.

                                   Aetna Generation Funds Semi-Annual Report  43

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies (continued)
--------------------------------------------------------------------------------

C. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933, under Rule 144A or, are securities offered pursuant to section 4(2). Each Fund may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

F. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

--------------------------------------------------------------------------------
2. Investment Advisory, Management, Shareholder Service and Distribution Fees
--------------------------------------------------------------------------------

Each Fund pays the Investment Adviser a monthly fee at an annual rate of 0.80% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

--------------------------------------------------------------------------------
2. Investment Advisory, Management, Shareholder Service and Distribution Fees (continued)
--------------------------------------------------------------------------------

Under the terms of a Subadvisory Agreement among the Funds, Aetna and Aetna's affiliate, Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services for each Fund in exchange for fees, payable by Aetna, of up to 0.50% of each Funds' average daily net assets. For the period ended April 30, 1997, Aetna paid Aeltus $156,867 in accordance with the terms of the agreement.

The Company has entered into an administrative services agreement under which Aetna acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aetna a monthly fee at an annual rate of 0.25% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

The Funds have adopted a Shareholder Services Plan for the Adviser Class Shares. Under the Shareholder Services Plan, Aetna is paid a service fee at an annual rate of 0.25% of its average daily net assets of the Adviser Class of each Fund. This fee is used as compensation for expenses incurred in servicing shareholders accounts. For the period ended April 30, 1997, the Funds paid Aetna $111 in service fees.

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of The Investment Company Act of 1940. The Distribution Plan provides for payments to Aetna at an annual rate of 0.50% of the average daily net assets of the Adviser Class Shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by Aetna in promoting the sale of the Adviser Class Shares. For the period ended April 30, 1997, the Funds paid Aetna $221 in Rule 12b-1 fees. The plan may be terminated upon a majority vote of the Fund's independent directors.

Presently, the Funds' class-specific expenses are limited to Shareholder Services and Distribution Plan expenses incurred by the Adviser Class shares.

--------------------------------------------------------------------------------
3. Purchases and Sales of Investment Securities
--------------------------------------------------------------------------------

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 1997 were:

                                       Cost of            Proceeds
                                      Purchases          from Sales
                                    -------------     ---------------
         Ascent                      $18,448,848         $26,150,583
         Crossroads                   15,018,346          18,516,497
         Legacy                       12,044,768          12,624,688

                                   Aetna Generation Funds Semi-Annual Report  45

--------------------------------------------------------------------------------
4. Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------

At April 30, 1997, Ascent, Crossroads, and Legacy had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The net unrealized gains of $28,741, $21,190 and $15,334, respectively, on these contracts are included in the accompanying financial statements. The terms of the open contracts are as follows:
Ascent:

Exchange    Currency to      U.S. $ Value    Currency to    U.S. $ Value   Unrealized
  Date      be Delivered   October 31, 1996  be Received  October 31, 1996 Gain (Loss)
 ------     ------------   ----------------  -----------  ---------------- -----------
Contracts to Buy
----------------
05/20/97         90,249        $  90,249      3,160,000       $  88,592    $  (1,657)
              U.S. Dollar                   Belgian Franc
-------------------------------------------------------------------------------------
05/05/97        338,693          338,693       576,000          332,747       (5,946)
              U.S. Dollar                German Deutschemark
-------------------------------------------------------------------------------------
05/13/97         46,494           46,494       264,000           45,274       (1,220)
              U.S. Dollar                   French Franc
-------------------------------------------------------------------------------------
05/06/97         41,069           41,069       103,000           41,029          (40)
              U.S. Dollar                 Malaysian Ringgit
-------------------------------------------------------------------------------------
05/01/97         40,117           40,117       78,000            40,042          (75)
              U.S. Dollar                   Dutch Guilder
-------------------------------------------------------------------------------------
05/20/97        109,135          109,135       810,000          103,335       (5,800)
              U.S. Dollar                   Swedish Krona
-------------------------------------------------------------------------------------
Contracts to Sell
-----------------
05/20/97       4,560,000         127,842       130,506          130,506        2,664
             Belgian Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
06/03/97         62,000           42,234       42,714            42,714          480
              Swiss France                   U.S. Dollar
-------------------------------------------------------------------------------------
05/05/97        907,000          523,959       538,630          538,630       14,671
          German Deutschemark                U.S. Dollar
-------------------------------------------------------------------------------------
05/13/97       1,496,300         256,605       266,544          266,544        9,939
              French Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
06/17/97       32,340,000        256,639       265,084          265,084        8,445
              Japanese Yen                   U.S. Dollar
-------------------------------------------------------------------------------------
07/24/97       14,000,000        111,705       112,369          112,369          664
              Japanese Yen                   U.S. Dollar
-------------------------------------------------------------------------------------
06/18/97        204,000          105,079       105,576          105,576          497
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
07/18/97        160,000           82,588       82,988            82,988          400
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
05/20/97        810,000          103,335       109,054          109,054        5,719
             Swedish Krona                   U.S. Dollar
-------------------------------------------------------------------------------------
                                                                           $  28,741
                                                                         ============

46

--------------------------------------------------------------------------------
4. Forward Foreign Currency Exchange Contracts (continued)
--------------------------------------------------------------------------------

Crossroads:

Exchange    Currency to      U.S. $ Value    Currency to    U.S. $ Value   Unrealized
  Date      be Delivered   October 31, 1996  be Received  October 31, 1996 Gain (Loss)
 ------     ------------   ----------------  -----------  ---------------- -----------
Contracts to Buy
----------------
05/20/97         77,696        $  77,696      2,720,000       $  76,256    $  (1,440)
              U.S. Dollar                   Belgian Franc
-------------------------------------------------------------------------------------
05/05/97        253,015          253,015       430,000          248,404       (4,611)
              U.S. Dollar                German Deutschemark
-------------------------------------------------------------------------------------
05/13/97         27,143           27,143       154,000           26,410         (733)
              U.S. Dollar                   French Franc
-------------------------------------------------------------------------------------
05/06/97         40,670           40,670       102,000           40,631          (39)
              U.S. Dollar                 Malaysian Ringgit
-------------------------------------------------------------------------------------
05/01/97         34,460           34,460       67,000            34,395          (65)
              U.S. Dollar                   Dutch Guilder
-------------------------------------------------------------------------------------
05/20/97         67,367           67,367       500,000           63,787       (3,580)
              U.S. Dollar                   Swedish Krona
-------------------------------------------------------------------------------------
Contracts to Sell
-----------------
05/20/97       3,530,000          98,965       101,027          101,027        2,062
             Belgian Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
06/03/97         29,000           19,755       19,863            19,863          108
              Swiss Franc                    U.S. Dollar
-------------------------------------------------------------------------------------
05/05/97        730,000          421,707       433,513          433,513       11,804
          German Deutschemark                U.S. Dollar
-------------------------------------------------------------------------------------
05/13/97       1,092,600         187,373       194,769          194,769        7,396
              French Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
06/17/97       21,380,000        169,664       175,278          175,278        5,614
              Japanese Yen                   U.S. Dollar
-------------------------------------------------------------------------------------
07/24/97       11,690,000         93,274       93,828            93,828          554
              Japanese Yen                   U.S. Dollar
-------------------------------------------------------------------------------------
06/18/97        138,000           71,083       71,348            71,348          265
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
07/18/97        130,000           67,102       67,427            67,427          325
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
05/20/97         500,000           63,787       67,317            67,317        3,530
             Swedish Krona                   U.S. Dollar
-------------------------------------------------------------------------------------
                                                                           $  21,190
                                                                         ============
Legacy:
Contracts to Buy
----------------
05/20/97         41,046        $  41,046      1,440,000       $  40,371      $  (675)
              U.S. Dollar                   Belgian Franc
-------------------------------------------------------------------------------------
05/05/97        109,002          109,002       185,000          106,871       (2,131)
              U.S. Dollar                German Deutschemark
-------------------------------------------------------------------------------------
05/13/97         14,465           14,465       82,000            14,062         (403)
              U.S. Dollar                   French Franc
-------------------------------------------------------------------------------------
05/06/97         41,069           41,069       103,000           41,030          (39)
              U.S. Dollar                 Malaysian Ringgit
-------------------------------------------------------------------------------------
05/01/97         29,316           29,316       57,000            29,261          (55)
              U.S. Dollar                   Dutch Guilder
-------------------------------------------------------------------------------------
05/20/97         60,631           60,631       450,000           57,409       (3,222)
              U.S. Dollar                   Swedish Krona
-------------------------------------------------------------------------------------

                                   Aetna Generation Funds Semi-Annual Report  47

--------------------------------------------------------------------------------
4. Forward Foreign Currency Exchange Contracts (continued)
--------------------------------------------------------------------------------

Legacy (continued):

Exchange    Currency to      U.S. $ Value    Currency to    U.S. $ Value   Unrealized
  Date      be Delivered   October 31, 1996  be Received  October 31, 1996 Gain (Loss)
 ------     ------------   ----------------  -----------  ---------------- -----------
Contracts to Sell
-----------------
05/20/97       1,940,000       $  54,389       55,522         $ 55,522       $ 1,133
             Belgian Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
05/05/97        428,000          247,248       254,174         254,174         6,926
          German Deutschemark                U.S. Dollar
--------------------------------------------------------------------------------------
05/13/97        957,600          164,222       169,590         169,590         5,368
              French Franc                   U.S. Dollar
-------------------------------------------------------------------------------------
05/02/97         33,000           53,544       53,526           53,526           (18)
             British Pound                   U.S. Dollar
-------------------------------------------------------------------------------------
06/17/97       18,010,000        142,922       147,723         147,723         4,801
              Japanese Yen                   U.S. Dollar
-------------------------------------------------------------------------------------
06/18/97        106,000           54,600       54,797           54,797           197
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
07/18/97        110,000           56,779       57,054           57,054           275
             Dutch Guilder                   U.S. Dollar
-------------------------------------------------------------------------------------
05/20/97        450,000           57,409       60,586           60,586         3,177
             Swedish Krona                   U.S. Dollar
-------------------------------------------------------------------------------------
                                                                             $15,334
                                                                         ============

-------------------------------------------------------------------------------
5. Authorized Capital Shares and Capital Shares Transactions
-------------------------------------------------------------------------------

Each Fund is authorized to issue 100 million shares each of Select and Adviser Class shares. Share transactions for each Fund were as follows:

                        -------------------------------------------------------
                                                Ascent
                        -------------------------------------------------------
                                    Select                       Adviser
                         -----------------------------    ---------------------
                                                                Period from
                         Period ended        Year ended      January 20, 1997 to
                        April 30, 1997    October 31, 1996     April 30, 1997
                        --------------    ----------------  -------------------
Shares sold                  1,164,381           491,477            16,125
Shares issued upon
  reinvestment                  64,924           219,147                --
Shares redeemed             (1,491,528)         (412,682)               --
                         --------------    --------------     --------------
Net increase (decrease)       (262,223)          297,942            16,125
                         ==============    ==============     ==============

-------------------------------------------------------------------------------
5. Authorized Capital Shares and Capital Shares Transactions (continued)
-------------------------------------------------------------------------------

                        -------------------------------------------------------
                                                Crossroads
                        -------------------------------------------------------
                                    Select                       Adviser
                         -----------------------------    ---------------------
                                                                 Period from
                         Period ended         Year ended     January 20, 1997 to
                        April 30, 1997     October 31, 1996     April 30, 1997
                        --------------     ----------------  -------------------
Shares sold                  1,225,558          616,536              3,587
Shares issued upon
  reinvestment                  85,399          207,057                 --
Shares redeemed             (1,359,107)        (703,606)                --
                         --------------     --------------     --------------
Net increase (decrease)        (48,150)         119,987              3,587
                         ==============     ==============     ==============


                        -------------------------------------------------------
                                                Legacy
                        -------------------------------------------------------
                                    Select                       Adviser
                         -----------------------------    ---------------------
                                                                Period from
                         Period ended         Year ended     January 20, 1997 to
                        April 30, 1997     October 31, 1996     April 30, 1997
                        --------------     ----------------  -------------------
Shares sold                  1,070,795         414,022            12,527
Shares issued upon
  reinvestment                  54,930         206,513                --
Shares redeemed             (1,499,252)       (425,820)               --
                         --------------     --------------     --------------
Net increase (decrease)       (373,527)        194,715            12,527
                         ==============     ==============     ==============

As of April 30, 1997, the following shares of the Funds were owned by Aetna and its affiliates:

                                         --------------------------
                                             Select         Adviser
                                         --------------------------
          Ascent                          1,649,897           2,000
          Crossroads                      1,755,214              --
          Legacy                          1,494,303           2,271

                                   Aetna Generation Funds Semi-Annual Report  49

Financial Highlights
Selected data for a fund share outstanding throughout each period:

------------------------------------------  ---------------------------------------------
     Aetna Generation Funds                                   Ascent

                                            ---------------------------------------------
                                                           Select Class
                                            ---------------------------------------------

                                             Six month                      Period from
                                            period ended                  January 4, 1995
                                          April 30, 1997    Year ended    to October 31,
                                            (Unaudited)  October 31, 1996       1995
                                          -------------- ---------------- ---------------
Net asset value per share, beginning of
  period ..................................     $12.57        $11.67         $10.00
                                                --------      -------        --------
  Income from investment operations:
  Net investment income ...................       0.08          0.21           0.25
  Net realized and change in unrealized           1.00          2.04           1.42
    gain or loss ..........................
                                                --------      -------        --------
    Total from investment operations ......       1.08          2.25           1.67
  Less distributions:
  From net investment income ..............      (0.25)       (0.38)            --
  From net realized gains on investments ..      (0.97)       (0.97)            --
                                                --------      -------        --------
Net asset value per share, end of period ..     $12.43        $12.57         $11.67
                                                ========      =======        ========

Total return ..............................       8.67%        20.94%         16.70%
Net assets, end of period (000's) .........    $22,214       $25,752        $20,433
Ratio of total investment expenses to             1.61%         1.73%          1.38%
  average net assets* .....................
Ratio of net investment income to average         1.26%         1.69%          2.80%
  net assets* .............................
Portfolio turnover rate ...................      89.79%       104.84%        164.09%
Average commission rate paid per share ....    $0.0325       $0.0349             --

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.

----------------------------------------------------------     --------------
               Aetna Generation Funds                              Ascent
----------------------------------------------------------     --------------
                                                                Adviser Class
                                                               --------------

                                                                 Period from
                                                               January 20, 1997
                                                              to April 30, 1997
                                                                 (Unaudited)
                                                                   --------
Net asset value per share, beginning of period ............        $12.50
                                                                   --------
  Income from investment operations:
  Net investment income ...................................          0.04
  Net realized and change in unrealized gain or loss ......         (0.12)
                                                                   --------
    Total from investment operations ......................         (0.08)
                                                                   --------
Net asset value per share, end of period ..................        $12.42
                                                                   ========

Total return ..............................................         (0.64)%
Net assets, end of period (000's) .........................        $  200
Ratio of total investment expenses to average net assets* .          2.36%
Ratio of net investment income to average net assets* .....          1.37%
Portfolio turnover rate ...................................         89.79%
Average commission rate paid per share ....................       $0.0325

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                   Aetna Generation Funds Semi-Annual Report  51

Financial Highlights
Selected data for a fund share outstanding throughout each period:

------------------------------------------  ---------------------------------------------
     Aetna Generation Funds                                 Crossroads

------------------------------------------  ---------------------------------------------
                                                           Select Class
                                            ---------------------------------------------

                                             Six month                      Period from
                                            period ended                  January 4, 1995
                                          April 30, 1997    Year ended    to October 31,
                                            (Unaudited)  October 31, 1996       1995
                                          -------------- ---------------- ---------------
Net asset value per share, beginning of
  period .................................      $12.16        $11.53         $10.00
                                                --------      -------        --------
  Income from investment operations:
  Net investment income ...................       0.11          0.25           0.29
  Net realized and change in unrealized
    gain or loss ..........................       0.70          1.64           1.24
                                                --------      -------        --------
    Total from investment operations.......       0.81          1.89           1.53
  Less distributions:
  From net investment income ..............      (0.30)        (0.44)            --
  From net realized gains on investments ..      (1.00)        (0.82)            --
                                                --------      -------        --------
Net asset value per share, end of period ..     $11.67        $12.16         $11.53
                                                ========      =======        ========

Total return ..............................       6.82%        17.66%         15.30%
Net assets, end of period (000's) .........    $21,462       $22,947        $20,370
Ratio of total investment expenses to
  average net assets* .....................       1.68%         1.74%          1.40%
Ratio of total investment income to
  average net assets* .....................       1.83%         2.18%          3.26%
Portfolio turnover rate ...................      97.80%       107.40%        166.93%
Average commission rate paid per share ....    $0.0293       $0.0350             --

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.

----------------------------------------------------------     --------------
               Aetna Generation Funds                            Crossroads
----------------------------------------------------------     --------------
                                                                Adviser Class
                                                               --------------

                                                                 Period from
                                                               January 20, 1997
                                                              to April 30, 1997
                                                                 (Unaudited)
                                                                   --------
Net asset value per share, beginning of period ............        $11.67
                                                                   --------
  Income from investment operations:
  Net investment income ...................................          0.06
  Net realized and change in unrealized gain or loss ......         (0.08)
                                                                   --------
    Total from investment operations ......................         (0.02)
                                                                   --------
Net asset value per share, end of period ..................        $11.65
                                                                   ========

Total return ..............................................         (0.17)%
Net assets, end of period (000's) .........................        $   42
Ratio of total investment expenses to average net assets* .          2.44%
Ratio of total investment income to average net assets* ...          1.79%
Portfolio turnover rate ...................................         97.80%
Average commission rate paid per share ....................       $0.0293

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                   Aetna Generation Funds Semi-Annual Report  53

Financial Highlights
Selected data for a fund share outstanding throughout each period:

------------------------------------------  ---------------------------------------------
     Aetna Generation Funds                                   Legacy

                                            ---------------------------------------------
                                                           Select Class
                                            ---------------------------------------------

                                             Six month                      Period from
                                            period ended                  January 4, 1995
                                          April 30, 1997    Year ended    to October 31,
                                            (Unaudited)  October 31, 1996       1995
                                          -------------- ---------------- ---------------
Net asset value per share, beginning of
  period ..................................    $11.64         $11.41         $10.00
                                               --------       -------        --------
  Income from investment operations:
  Net investment income ...................      0.14           0.29           0.33
  Net realized and change in unrealized
    gain or loss ..........................      0.45           1.20           1.08
                                               --------       -------        --------
    Total from investment operations.......      0.59           1.49           1.41
  Less distributions:
  From net investment income ..............     (0.33)        (0.50)             --
  From net realized gain on investments ...     (0.89)        (0.76)             --
                                               --------       -------        --------
Net asset value per share, end of period ..    $11.01         $11.64         $11.41
                                               ========       =======        ========

Total return ..............................      5.06%         14.11%         14.10%
Net assets, end of period (000's) .........   $17,000        $22,326        $19,651
Ratio of total investment expenses to
  average net assets* .....................      1.72%          1.73%          1.42%
Ratio of total investment income to
  average net assets* .....................      2.45%          2.62%          3.75%
Portfolio turnover rate ...................    111.33%         91.62%        179.88%
Average commission rate paid per share ....   $0.0288        $0.0289             --

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.

----------------------------------------------------------     --------------
               Aetna Generation Funds                              Legacy
----------------------------------------------------------     --------------
                                                                Adviser Class
                                                               --------------

                                                                 Period from
                                                               January 20, 1997
                                                              to April 30, 1997
                                                                 (Unaudited)
                                                                   ----------
Net asset value per share, beginning of period ............           $11.01
                                                                      -------
  Income from investment operations:
  Net investment income ...................................             0.07
  Net realized and change in unrealized gain or loss ......            (0.09)
                                                                      -------
    Total from investment operations.......................            (0.02)
                                                                      -------
Net asset value per share, end of period ..................           $10.99
                                                                      =======

Total return ..............................................            (0.18)%
Net assets, end of period (000's) .........................           $  138
Ratio of total investment expenses to average net assets* .             2.47%
Ratio of total investment income to average net assets* ...             2.57%
Portfolio turnover rate ...................................           111.33%
Average commission rate paid per share ....................          $0.0288

*Annualized for periods of less than one year.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                   Aetna Generation Funds Semi-Annual Report  55

                      [This page intentionally left blank]

[BACKCOVER]


Aetna Ascent
Aetna Crossroads
Aetna Legacy


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus.

Mutual funds are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, CT 06156

[Recycle Logo] printed on recycled paper

SA.AETGEN-97